UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04706

Templeton Income Trust
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(954)527-7500

Date of fiscal year end: 12/31

Date of reporting period: 6/30/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Semiannual Report
Templeton Income
Trust
June 30, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
Templeton Global Bond Fund
Templeton Global Total Return Fund
Templeton International Bond Fund
Templeton Sustainable Emerging Markets Bond Fund
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

franklintempleton.com
Semiannual Report

Contents
Templeton Global Bond Fund 2
Templeton Global Total Return Fund 6
Templeton International Bond Fund 10
Templeton Sustainable Emerging Markets Bond Fund 14
Financial Highlights and Schedules of Investments 18
Financial Statements 60
Notes to Financial Statements 66
Shareholder Information 92
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
Templeton Global Bond Fund
This semiannual report for Templeton Global Bond Fund
covers the period ended June 30, 2023.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks current income with capital appreciation and
growth of income. Under normal market conditions, the Fund
invests at least 80% of its net assets in bonds, predominantly those issued by governments, government-related entities
and government agencies located around the world. Bonds
include debt obligations of any maturity, such as bonds,
notes, bills and debentures.
Performance Overview
For the six months under review, the Fund’s Class A shares
posted a -1.22% cumulative total return. In comparison,
global government bonds, as measured by the Fund’s
benchmark, the FTSE World Government Bond Index
(WGBI), which measures the performance of fixed-rate, local
currency, investment-grade sovereign bonds and is stated
in U.S. dollar terms, had a cumulative total return of +1.66%
in U.S. dollar terms for the same period.
1
You can find the
Fund’s long-term performance data in the Performance
Summary beginning on page 3 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Thank you for your continued participation in Templeton
Global Bond Fund. We look forward to serving your future
investment needs.
Michael Hasenstab, Ph.D.
Lead Portfolio Manager
Calvin Ho, Ph.D.
Portfolio Manager
Portfolio Composition
6/30/23
% of Total Net
Assets
Foreign Government and Agency Securities 71.5%
U.S. Government and Agency Securities 9.8%
Short-Term Investments & Other Net Assets
*
18.7%
*
Includes foreign government and agency securities, money market funds and other net assets (including derivatives).
Geographic Composition
6/30/23
% of Total
Net Assets
Asia Pacific 46.2%
Americas 26.8%
Other Europe 4.3%
EMU 2.8%
Middle East & Africa 1.2%
Short-Term Investments & Other Net Assets 18.7%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
23
.

Performance Summary as of June 30, 2023
Templeton Global Bond Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/23

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return

Average Annual
Total Return

–
A
4
6-Month -1.22% -4.96%
1-Year -0.41% -4.12%
5-Year -13.17% -3.53%
10-Year -5.96% -0.99%
Advisor
6-Month -1.10% -1.10%
1-Year -0.15% -0.15%
5-Year -12.03% -2.53%
10-Year -3.57% -0.36%
See page 4 for Performance Summary footnotes.

Templeton Global Bond Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance
.
Liquidity risk exists when securities or other investments become more difficult to sell, or are unable to be sold, at the price at which they have been valued. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. The Fund’s prospectus also includes a description of the main investment risks.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/23–6/30/23)
Share Class
Net Investment
Income
A $0.1359
C $0.1190
R $0.1259
R6 $0.1517
Advisor $0.1457
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.96% 0.99%
Advisor 0.72% 0.75%

Your Fund’s Expenses
Templeton Global Bond Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/23
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $987.80 $4.85 $1,019.92 $4.93 0.98%
C $1,000 $985.70 $6.82 $1,017.93 $6.93 1.38%
R $1,000 $986.50 $6.08 $1,018.67 $6.18 1.23%
R6 $1,000 $989.70 $2.85 $1,021.93 $2.90 0.58%
Advisor $1,000 $989.00 $3.62 $1,021.15 $3.68 0.73%

franklintempleton.com
Semiannual Report
Templeton Global Total Return Fund
This semiannual report for Templeton Global Total Return
Fund covers the period ended June 30, 2023.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks total investment return consisting of a
combination of interest income, capital appreciation and
currency gains. Under normal market conditions, the Fund
invests primarily in fixed and floating rate debt securities and debt obligations (including convertible bonds) of
governments, government agencies and government-related
or corporate issuers worldwide (collectively, “bonds”). Bonds may be denominated and issued in the local currency or
in another currency. Bonds include debt securities of any
maturity, such as bonds, notes, bills and debentures.
Performance Overview
For the six months under review, the Fund’s Class A shares
posted a +0.61% cumulative total return. In comparison,
the global fixed income market, as measured by the Fund’s
benchmark, the Bloomberg Multiverse Index, posted a
+1.59% cumulative total return for the same period.
1
You
can find the Fund’s long-term performance data in the
Performance Summary beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Thank you for your continued participation in Templeton
Global Total Return Fund. We look forward to serving your
future investment needs.
Michael Hasenstab, Ph.D.
Lead Portfolio Manager
Calvin Ho, Ph.D.
Portfolio Manager
Portfolio Composition
6/30/23
% of Total Net
Assets
Foreign Government and Agency Securities 84.3%
Other
*,†
0.0%
Short-Term Investments & Other Net Assets
‡
15.7%
*
Includes financial instruments determined to have no value.
†
Categories within the Other category are listed in full in the Fund’s Schedule of
Investments (SOI), which can be found later in this report.
‡
Includes foreign government and agency securities, money market funds and other net as sets (including derivatives).
Geographic Composition
6/30/23
% of Total
Net Assets
Asia Pacific 36.9%
Americas 30.0%
Other Europe 9.2%
Middle East & Africa 5.2%
EMU 3.0%
Short-Term Investments & Other Net Assets 15.7%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
34
.

Performance Summary as of June 30, 2023
Templeton Global Total Return Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6 /30/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton .com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +0.61% -3.18%
1-Year +1.51% -2.35%
5-Year -17.44% -4.49%
10-Year -9.82% -1.41%
Advisor
6-Month +0.74% +0.74%
1-Year +1.90% +1.90%
5-Year -16.35% -3.51%
10-Year -7.49% -0.78%
See page 8 for Performance Summary footnotes.

Templeton Global Total Return Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Derivative instruments can be illiquid, may dispropor-
tionately increase losses, and have a potentially large impact on performance. Liquidity risk exists when securities or other investments become more difficult to sell, or are unable to be sold, at the price at which they have been valued. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process;
however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. The Fund’s prospectus also includes a description of the main investment risks.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/23–6/30/23)
Share Class
Net Investment
Income
A $0.1946
C $0.1798
R $0.1853
R6 $0.2097
Advisor $0.2036
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.16% 1.18%
Advisor 0.91% 0.94%

Your Fund’s Expenses
Templeton Global Total Return Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/23
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,006.10 $4.96 $1,019.85 $4.99 1.00%
C $1,000 $1,004.00 $6.96 $1,017.85 $7.01 1.40%
R $1,000 $1,004.80 $6.21 $1,018.60 $6.25 1.25%
R6 $1,000 $1,008.20 $2.83 $1,021.97 $2.85 0.57%
Advisor $1,000 $1,007.40 $3.75 $1,021.06 $3.77 0.75%

franklintempleton.com
Semiannual Report
Templeton International Bond Fund
This semiannual report for Templeton International Bond
Fund covers the period ended June 30, 2023.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks current income with capital appreciation
and growth of income. Under normal market conditions,
the Fund invests at least 80% of its net assets in bonds.
For purposes of the Fund’s 80% policy, bonds include
derivative instruments or other investments that have
economic characteristics similar to bonds. Bonds include
debt obligations of any maturity, such as bonds, notes, bills and debentures. The Fund invests predominantly in bonds
issued by governments, government-related entities and
government agencies located outside of the U.S.
Performance Overview
For the six months under review, the Fund’s Class A shares
posted a -0.72% cumulative total return. In comparison, the
Fund’s benchmark, the FTSE Non-USD World Government
Bond Index (WGBI), which measures performance of
investment-grade, non-U.S. world government bond
markets, posted a cumulative total return of +1.52% in U.S.
dollar terms for the same period.
1
You can find more of the
Fund’s performance data in the Performance Summary
beginning on page 11 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Thank you for your continued participation in Templeton
International Bond Fund. We look forward to serving your
future investment needs.
Michael Hasenstab, Ph.D.
Lead Portfolio Manager
Calvin Ho, Ph.D.
Portfolio Manager
Portfolio Composition
6/30/23
% of Total Net
Assets
Foreign Government and Agency Securities 64.5%
Short-Term Investments & Other Net Assets
*
35.5%
*
Includes foreign government and agency securities, money market funds and other net assets (including derivatives).
Geographic Composition
6/30/23
% of Total
Net Assets
Asia 33.1%
Latin America & Caribbean 18.2%
Australia & New Zealand 9.2%
Europe 2.9%
Middle East & Africa 1.1%
Short-Term Investments & Other Net Assets 35.5%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
46
.

Performance Summary as of June 30, 2023
Templeton International Bond Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6 /30/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton .com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month -0.72% -4.50%
1-Year +0.53% -3.26%
5-Year -13.56% -3.61%
10-Year -12.24% -1.68%
Advisor
6-Month -0.46% -0.46%
1-Year +0.91% +0.91%
5-Year -12.37% -2.61%
10-Year -9.87% -1.03%
See page 12 for Performance Summary footnotes.

Templeton International Bond Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. Liquidity risk exists when securities or other investments become more difficult to sell, or are unable to be sold, at the price at which they have been valued. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. The Fund’s prospectus also includes a description of the main investment risks.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/23–6/30/23)
Share Class
Net Investment
Income
A $0.1284
C $0.1135
R $0.1197
R6 $0.1426
Advisor $0.1373
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.09% 1.79%
Advisor 0.84% 1.56%

Your Fund’s Expenses
Templeton International Bond Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/23
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $992.80 $2.86 $1,021.92 $2.90 0.58%
C $1,000 $990.80 $4.83 $1,019.94 $4.90 0.98%
R $1,000 $991.60 $4.10 $1,020.68 $4.16 0.83%
R6 $1,000 $992.00 $2.96 $1,021.82 $3.01 0.60%
Advisor $1,000 $995.40 $1.63 $1,023.16 $1.65 0.33%

franklintempleton.com
Semiannual Report
Templeton Sustainable Emerging Markets Bond Fund
This semiannual report for Templeton Sustainable Emerging
Markets Bond Fund covers the period ended June 30, 2023.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks current income with capital appreciation as
a secondary goal. Under normal market conditions, the Fund
invests at least 80% of its net assets in a non-diversified
portfolio of bonds issued by emerging market countries. The
Fund’s investment strategy emphasizes the current and
projected sustainability efforts of emerging market countries in certain environmental, social and governance (ESG)
categories. For purposes of the Fund’s 80% policy, bonds
issued by entities located in emerging markets countries
include derivative instruments and other investments that
have economic characteristics similar to such securities.
Performance Overview
For the six months under review, the Fund’s Class A shares
posted a +6.32% cumulative total return. In comparison, U.S.
dollar-denominated emerging market bonds, as measured by
the Fund’s benchmark, the J.P. Morgan (JPM) Government
Bond Index-Emerging Markets (GBI-EM) Global Diversified
Index, posted a +7.79% cumulative total return in U.S. dollar terms for the same period.
1
You can find more of the Fund’s
performance data in the in the Performance Summary
beginning on page 15 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236
.
Thank you for your continued participation in Templeton
Sustainable Emerging Markets Bond Fund. We look forward
to serving your future investment needs.
Michael Hasenstab, Ph.D.
Lead Portfolio Manager
Calvin Ho, Ph.D.
Vivian Guo
Jaap Willems
Portfolio Management Team
Portfolio Composition
6/30/23
% of Total Net
Assets
Foreign Government and Agency Securities 89.3%
Corporate Bonds 3.1%
Other
*,†
0.0%
Short-Term Investments & Other Net Assets
‡
7.6%
*
Includes financial instruments determined to have no value.
†
Categories within the Other category are listed in full in the Fund’s Schedule of
Investments (SOI), which can be found later in this report.
‡
Includes U.S. and foreign government and agency securities, money market funds and other net assets (including derivatives).
Geographic Composition
6/30/23
% of Total
Net Assets
Americas 42.9%
Asia Pacific 25.5%
Supranational 9.1%
Middle East & Africa 6.6%
Other Europe 5.0%
Europe 3.3%
Short-Term Investments & Other Net Assets 7.6%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
55
.

Performance Summary as of June 30, 2023
Templeton Sustainable Emerging Markets Bond Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class : no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +6.32% +2.36%
1-Year +7.08% +2.97%
5-Year -13.56% -3.62%
10-Year -3.31% -0.72%
Advisor
6-Month +6.43% +6.43%
1-Year +7.49% +7.49%
5-Year -12.49% -2.63%
10-Year -1.02% -0.10%
See page 16 for Performance Summary footnotes.

Templeton Sustainable Emerging Markets Bond Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. International investments are subject to special risks, including currency
fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Fixed income securi-
ties
involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls.
Derivative
instruments
can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. The managers’
environmental, social and
governance (ESG) strategies
may limit the types and number of investments available and, as a result, may forgo favorable market opportunities or underperform strategies that are not subject to such criteria. There is no guarantee that the strategy's ESG directives will be successful or will result in better performance.
Liquidity risk
exists when securities or other investments become more difficult to sell, or are unable to be sold, at the price at which they have been valued.
Changes in the credit
rating of a bond,
or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value.
Low-rated, high-yield bonds
are
subject to greater price volatility, illiquidity and possibility of default. The Fund’s prospectus also includes a description of the main investment risks.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Consolidated Financial Highlights
sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/23–6/30/23)
Share Class
Net Investment
Income
A $0.1456
C $0.1359
R $0.1400
R6 $0.1533
Advisor $0.1520
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.17% 3.00%
Advisor 0.92% 2.73%

Your Fund’s Expenses
Templeton Sustainable Emerging Markets Bond Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/23
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,063.20 $5.61 $1,019.35 $5.49 1.10%
C $1,000 $1,059.20 $7.86 $1,017.16 $7.70 1.54%
R $1,000 $1,062.00 $7.10 $1,017.91 $6.95 1.39%
R6 $1,000 $1,064.90 $4.41 $1,020.53 $4.31 0.86%
Advisor $1,000 $1,064.30 $4.58 $1,020.36 $4.48 0.89%

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.89 $8.84 $9.80 $10.69 $11.30 $11.89
Income from investment operations
a
:
Net investment income
b
............. 0.13 0.34 0.42 0.41 0.59 0.59
Net realized and unrealized gains (losses) (0.22) (0.88) (0.90) (0.85) (0.54) (0.44)
Total from investment operations ........ (0.09) (0.54) (0.48) (0.44) 0.05 0.15
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.14) — — (0.01) (0.66) (0.74)
Tax return of capital ................ — (0.41) (0.48) (0.44) — —
Total distributions ................... (0.14) (0.41) (0.48) (0.45) (0.66) (0.74)
Net asset value, end of period .......... $7.66 $7.89 $8.84 $9.80 $10.69 $11.30
Total return
c
....................... (1.22)% (6.17)% (5.06)% (4.14)% 0.35% 1.27%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.00% 0.96% 0.97% 0.93% 0.92% 0.94%
Expenses net of waiver and payments by
affiliates .......................... 0.98% 0.94% 0.96% 0.91% 0.85% 0.86%
e
Net investment income ............... 3.27% 4.14% 4.51% 4.03% 5.27% 4.99%
Supplemental data
Net assets, end of period (000’s) ........ $2,261,147 $2,492,812 $3,478,172 $4,749,790 $6,514,630 $8,375,227
Portfolio turnover rate ................ 86.75% 16.01% 28.44% 60.07% 32.63% 19.86%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.93 $8.88 $9.83 $10.72 $11.33 $11.92
Income from investment operations
a
:
Net investment income
b
............. 0.11 0.31 0.38 0.37 0.55 0.54
Net realized and unrealized gains (losses) (0.22) (0.89) (0.90) (0.85) (0.55) (0.44)
Total from investment operations ........ (0.11) (0.58) (0.52) (0.48) — 0.10
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.12) — — (0.01) (0.61) (0.69)
Tax return of capital ................ — (0.37) (0.43) (0.40) — —
Total distributions ................... (0.12) (0.37) (0.43) (0.41) (0.61) (0.69)
Net asset value, end of period .......... $7.70 $7.93 $8.88 $9.83 $10.72 $11.33
Total return
c
....................... (1.43)% (6.53)% (5.38)% (4.52)% 0.06% 0.86%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.40% 1.37% 1.36% 1.33% 1.32% 1.34%
Expenses net of waiver and payments by
affiliates .......................... 1.38% 1.35% 1.36%
e
1.31% 1.25% 1.26%
f
Net investment income ............... 2.86% 3.78% 4.07% 3.65% 4.87% 4.59%
Supplemental data
Net assets, end of period (000’s) ........ $98,604 $126,600 $224,611 $682,582 $1,392,223 $2,218,852
Portfolio turnover rate ................ 86.75% 16.01% 28.44% 60.07% 32.63% 19.86%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.89 $8.84 $9.80 $10.69 $11.30 $11.89
Income from investment operations
a
:
Net investment income
b
............. 0.12 0.32 0.40 0.38 0.56 0.56
Net realized and unrealized gains (losses) (0.22) (0.88) (0.91) (0.84) (0.54) (0.44)
Total from investment operations ........ (0.10) (0.56) (0.51) (0.46) 0.02 0.12
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.13) — — (0.01) (0.63) (0.71)
Tax return of capital ................ — (0.39) (0.45) (0.42) — —
Total distributions ................... (0.13) (0.39) (0.45) (0.43) (0.63) (0.71)
Net asset value, end of period .......... $7.66 $7.89 $8.84 $9.80 $10.69 $11.30
Total return
c
....................... (1.35)% (6.40)% (5.30)% (4.38)% 0.10% 1.02%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.25% 1.21% 1.22% 1.18% 1.17% 1.19%
Expenses net of waiver and payments by
affiliates .......................... 1.23% 1.19% 1.21% 1.16% 1.10% 1.11%
e
Net investment income ............... 3.02% 3.87% 4.26% 3.79% 5.02% 4.74%
Supplemental data
Net assets, end of period (000’s) ........ $103,867 $111,601 $137,543 $170,554 $208,853 $239,671
Portfolio turnover rate ................ 86.75% 16.01% 28.44% 60.07% 32.63% 19.86%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.85 $8.80 $9.75 $10.64 $11.25 $11.85
Income from investment operations
a
:
Net investment income
b
............. 0.14 0.37 0.45 0.45 0.62 0.63
Net realized and unrealized gains (losses) (0.22) (0.88) (0.89) (0.85) (0.53) (0.45)
Total from investment operations ........ (0.08) (0.51) (0.44) (0.40) 0.09 0.18
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.15) — — (0.01) (0.70) (0.78)
Tax return of capital ................ — (0.44) (0.51) (0.48) — —
Total distributions ................... (0.15) (0.44) (0.51) (0.49) (0.70) (0.78)
Net asset value, end of period .......... $7.62 $7.85 $8.80 $9.75 $10.64 $11.25
Total return
c
....................... (1.03)% (5.79)% (4.59)% (3.79)% 0.73% 1.57%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.62% 0.58% 0.63% 0.58% 0.57% 0.59%
Expenses net of waiver and payments by
affiliates .......................... 0.58% 0.52% 0.58% 0.54% 0.48% 0.49%
e
Net investment income ............... 3.70% 4.56% 4.85% 4.42% 5.64% 5.36%
Supplemental data
Net assets, end of period (000’s) ........ $683,484 $688,345 $944,502 $2,273,175 $4,407,299 $4,084,816
Portfolio turnover rate ................ 86.75% 16.01% 28.44% 60.07% 32.63% 19.86%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.85 $8.80 $9.75 $10.64 $11.25 $11.85
Income from investment operations
a
:
Net investment income
b
............. 0.14 0.36 0.44 0.43 0.61 0.61
Net realized and unrealized gains (losses) (0.22) (0.88) (0.89) (0.84) (0.54) (0.44)
Total from investment operations ........ (0.08) (0.52) (0.45) (0.41) 0.07 0.17
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.15) — — (0.01) (0.68) (0.77)
Tax return of capital ................ — (0.43) (0.50) (0.47) — —
Total distributions ................... (0.15) (0.43) (0.50) (0.48) (0.68) (0.77)
Net asset value, end of period .......... $7.62 $7.85 $8.80 $9.75 $10.64 $11.25
Total return
c
....................... (1.10)% (5.95)% (4.74)% (3.92)% 0.60% 1.44%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.75% 0.72% 0.72% 0.69% 0.67% 0.69%
Expenses net of waiver and payments by
affiliates .......................... 0.73% 0.69% 0.71% 0.66% 0.60% 0.61%
e
Net investment income ............... 3.51% 4.41% 4.74% 4.31% 5.52% 5.24%
Supplemental data
Net assets, end of period (000’s) ........ $2,087,963 $2,284,522 $3,641,639 $7,050,610 $14,244,707 $18,506,219
Portfolio turnover rate ................ 86.75% 16.01% 28.44% 60.07% 32.63% 19.86%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Schedule of Investments (unaudited), June 30, 2023
Templeton Global Bond Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 71.5%
Australia 12.2%
New South Wal es Treasury Corp. ,
Senior Bond, 2%, 3/08/33 ........ 342,544,000 AUD $ 180,357,688
a
Senior Bond, Reg S, 1.75%, 3/20/34 94,524,000 AUD 46,935,467
Queensland Treasury Corp. ,
Senior Bond, 2%, 8/22/33 ........ 163,850,000 AUD 85,970,527
a
Senior Bond, 144A, Reg S, 1.75%,
7/20/34 ...................... 241,968,000 AUD 120,160,751
Treasury Corp. of Victoria ,
a
Senior Bond, Reg S, 2.25%, 9/15/33 246,406,000 AUD 130,586,557
Senior Bond, 2.25%, 11/20/34 ..... 141,082,000 AUD 72,412,541
636,423,531
Brazil 6.7%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/27 .................. 433,584,000 BRL 90,194,493
10%, 1/01/31 .................. 480,994,000 BRL 97,815,769
10%, 1/01/33 .................. 203,346,000 BRL 41,004,261
b
F, 10%, 1/01/29 ................ 605,916,000 BRL 124,121,789
353,136,312
Colombia 6.2%
Colombia Government Bond, Senior
Bond, 9.85%, 6/28/27 ............ 10,884,000,000 COP 2,512,221
Colombia Titulos de Tesoreria ,
B, 6.25%, 11/26/25 .............. 15,613,000,000 COP 3,455,798
B, 7.5%, 8/26/26 ............... 140,233,200,000 COP 31,477,195
B, 5.75%, 11/03/27 .............. 91,769,000,000 COP 18,891,391
B, 6%, 4/28/28 ................. 322,225,100,000 COP 66,054,298
B, 7.75%, 9/18/30 .............. 295,978,800,000 COP 62,965,510
B, 7%, 3/26/31 ................. 110,158,200,000 COP 22,212,830
B, 7%, 6/30/32 ................. 107,691,000,000 COP 21,118,412
B, 13.25%, 2/09/33 ............. 191,243,000,000 COP 53,655,351
B, 7.25%, 10/18/34 ............. 115,174,000,000 COP 22,224,415
B, 6.25%, 7/09/36 .............. 41,872,000,000 COP 7,248,344
B, 9.25%, 5/28/42 .............. 63,504,000,000 COP 13,594,819
325,410,584
Germany 2.8%
a
Bundesobligation , Reg S, 10/18/24 ... 33,025,000 EUR 34,529,989
a
Bundesrepublik Deutschland, Reg S,
6.25%, 1/04/24 ................ 32,383,000 EUR 35,824,956
a
Bundesschatzanweisungen , Reg S,
0.4%, 9/13/24 ................. 71,665,000 EUR 75,524,695
145,879,640
Ghana 1.2%
c
Ghana Government Bond ,
PIK, 8.35%, 2/16/27 ............. 177,716,953 GHS 8,294,378
PIK, 8.5%, 2/15/28 .............. 177,716,953 GHS 7,250,536
PIK, 8.65%, 2/13/29 ............. 177,716,953 GHS 6,513,479
PIK, 8.8%, 2/12/30 .............. 177,716,953 GHS 5,939,351
PIK, 8.95%, 2/11/31 ............. 157,970,626 GHS 4,898,367
PIK, 9.1%, 2/10/32 .............. 157,970,626 GHS 4,620,532
PIK, 9.25%, 2/08/33 ............. 157,970,626 GHS 4,455,539
PIK, 9.4%, 2/07/34 .............. 157,970,626 GHS 4,296,001

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Ghana (continued)
c
Ghana Government Bond, (continued)
PIK, 9.55%, 2/06/35 ............. 157,970,626 GHS $ 4,181,897
PIK, 9.7%, 2/05/36 .............. 157,970,626 GHS 4,101,926
PIK, 9.85%, 2/03/37 ............. 157,970,626 GHS 4,047,481
PIK, 10%, 2/02/38 .............. 157,970,626 GHS 4,012,039
62,611,526
India 4.9%
India Government Bond ,
7.26%, 1/14/29 ................ 6,911,000,000 INR 84,982,012
Senior Bond, 7.26%, 8/22/32 ...... 12,972,780,000 INR 159,837,677
Senior Note, 7.1%, 4/18/29 ....... 917,600,000 INR 11,202,872
256,022,561
Indonesia 9.1%
Indonesia Government Bond ,
FR68, 8.375%, 3/15/34 .......... 342,118,000,000 IDR 26,162,159
FR73, 8.75%, 5/15/31 ........... 80,267,000,000 IDR 6,125,053
FR82, 7%, 9/15/30 .............. 291,868,000,000 IDR 20,169,339
FR87, 6.5%, 2/15/31 ............ 56,763,000,000 IDR 3,801,823
FR91, 6.375%, 4/15/32 .......... 159,351,000,000 IDR 10,630,123
FR95, 6.375%, 8/15/28 .......... 1,276,381,000,000 IDR 86,478,403
FR96, 7%, 2/15/33 .............. 4,600,954,000,000 IDR 321,553,713
474,920,613
Malaysia 7.5%
Malaysia Government Bond ,
3.9%, 11/30/26 ................. 226,950,000 MYR 49,162,806
3.892%, 3/15/27 ................ 19,290,000 MYR 4,167,630
3.502%, 5/31/27 ................ 30,640,000 MYR 6,529,730
3.899%, 11/16/27 ............... 691,620,000 MYR 149,686,211
3.519%, 4/20/28 ................ 53,660,000 MYR 11,460,375
3.733%, 6/15/28 ................ 371,370,000 MYR 79,915,059
3.885%, 8/15/29 ................ 57,830,000 MYR 12,456,352
4.498%, 4/15/30 ................ 141,524,000 MYR 31,704,103
3.582%, 7/15/32 ................ 222,990,000 MYR 46,787,391
391,869,657
Mexico 4.1%
Mexican Bonos ,
M, 10%, 11/20/36 ............... 121,740,000 MXN 7,866,098
M, Senior Bond, 7.75%, 11/23/34 ... 378,250,000 MXN 20,641,178
Mexican Bonos Desarr Fixed Rate ,
M, 7.5%, 5/26/33 ............... 2,389,180,000 MXN 128,588,253
M, Senior Bond, 8.5%, 5/31/29 ..... 384,700,000 MXN 22,269,935
M, Senior Bond, 8.5%, 11/18/38 .... 223,180,000 MXN 12,709,938
M, Senior Bond, 7.75%, 11/13/42 ... 480,400,000 MXN 25,188,369
217,263,771
Norway 4.3%
a
Norway Government Bond ,
Senior Bond, 144A, Reg S, 3%,
3/14/24 ...................... 1,557,308,000 NOK 144,049,089

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Norway (continued)
a
Norway Government Bond, (continued)
Senior Bond, 144A, Reg S, 1.75%,
3/13/25 ...................... 890,910,000 NOK $ 79,816,050
223,865,139
Singapore 4.7%
Singapore Government Bond ,
2.875%, 9/01/30 ................ 48,930,000 SGD 35,693,012
2.625%, 8/01/32 ................ 184,620,000 SGD 131,945,246
3.375%, 9/01/33 ................ 100,950,000 SGD 76,700,651
244,338,909
South Korea 4.2%
Korea Treasury Bonds, 1.375%, 9/10/24 300,453,010,000 KRW 222,184,795
Thailand 3.6%
Thailand Government Bond ,
0.75%, 9/17/24 ................ 3,255,070,000 THB 90,671,980
1%, 6/17/27 ................... 2,318,690,000 THB 62,522,453
Senior Note, 0.66%, 11/22/23 ...... 1,302,120,000 THB 36,684,524
189,878,957
Total Foreign Government and Agency Securities (Cost $3,928,459,165) ...........
3,743,805,995
U.S. Government and Agency Securities 9.8%
United States 9.8%
U.S. Treasury Bonds ,
3.125%, 2/15/43 ................ 60,250,000 52,577,539
3.625%, 8/15/43 ................ 208,570,000 195,876,559
U.S. Treasury Notes, 3.5%, 2/15/33 ... 273,100,000 266,059,141
514,513,239
Total U.S. Government and Agency Securities (Cost $520,792,477) ................
514,513,239
Total Long Term Investments (Cost $4,449,251,642) .............................
4,258,319,234
Short Term Investments 13.0%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 6.5%
Germany 2.1%
d
Germany Treasury Bills ,
a
Reg S, 9/20/23 ................. 12,620,000 EUR 13,672,513
a
Reg S, 10/18/23 ................ 89,054,000 EUR 96,208,540
109,881,053
Japan 4.4%
d
Japan Treasury Bills ,
11/10/23 ..................... 20,635,800,000 JPY 143,112,572
12/20/23 ..................... 3,226,000,000 JPY 22,376,751

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Japan (continued)
d
Japan Treasury Bills, (continued)
2/20/24 ...................... 9,663,100,000 JPY $ 67,043,870
232,533,193
Total Foreign Government and Agency Securities (Cost $359,098,570) ............
342,414,246
Shares
Money Market Funds 6.5%
United States 6.5%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio, 4.699% ......... 339,886,568 339,886,568
Total Money Market Funds (Cost $339,886,568) .................................
339,886,568
a a a a a
Total Short Term Investments (Cost $698,985,138 ) ...............................
682,300,814
a a a
Total Investments (Cost $5,148,236,780) 94.3% ..................................
$4,940,620,048
Other Assets, less Liabilities 5.7% .............................................
294,444,030
Net Assets 100.0% ...........................................................
$5,235,064,078
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2023, the aggregate value of these securities was $777,308,607, representing 14.8% of net assets.
b
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
c
Income may be received in additional securities and/or cash.
d
The security was issued on a discount basis with no stated coupon rate.
e
See Note 3(f) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At June 30, 2023, the Fund had the following forward exchange contracts outstanding. See Note 1(d).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Chilean Peso ...... JPHQ Buy 9,328,000,000 11,565,309 7/05/23 $ 69,168 $ —
Chilean Peso ...... JPHQ Sell 9,328,000,000 11,698,283 7/05/23 63,806 —
Indian Rupee ...... HSBK Buy 2,559,257,100 30,954,511 7/10/23 228,442 —
Indian Rupee ...... HSBK Sell 2,559,257,100 31,180,033 7/10/23 — (2,920)
Indian Rupee ...... JPHQ Buy 2,823,969,900 33,724,278 7/11/23 682,584 —
Chilean Peso ...... GSCO Buy 8,925,550,000 11,009,004 7/12/23 111,258 —
Chilean Peso ...... GSCO Sell 8,925,550,000 11,203,010 7/12/23 82,747 —
South Korean Won .. JPHQ Buy 20,554,300,000 16,631,711 7/18/23 — (1,022,200)
Chilean Peso ...... GSCO Buy 24,095,047,612 24,120,348 7/26/23 5,833,290 —
Chilean Peso ...... GSCO Sell 24,095,047,612 30,084,588 7/26/23 130,950 —
Chilean Peso ...... GSCO Buy 37,210,285,275 45,378,397 8/04/23 813,713 —
Chilean Peso ...... GSCO Sell 14,173,000,000 17,720,902 8/04/23 126,821 —
Mexican Peso ...... MSCO Buy 179,588,000 8,514,338 8/04/23 1,909,765 —
Mexican Peso ...... MSCO Sell 179,588,000 8,127,993 8/04/23 — (2,296,110)
Chilean Peso ...... MSCO Buy 33,537,277,800 41,614,689 8/16/23 — (38,425)
Japanese Yen ...... JPHQ Buy 8,080,979,530 58,211,297 8/21/23 — (1,775,619)
Japanese Yen ...... BOFA Buy 27,371,868,200 199,140,547 9/15/23 — (7,237,775)
Japanese Yen ...... DBAB Buy 35,628,107,310 258,896,976 9/15/23 — (9,110,132)
Chilean Peso ...... GSCO Buy 13,684,654,933 16,738,615 9/20/23 160,757 —
Indian Rupee ...... CITI Buy 2,857,906,500 34,567,965 9/20/23 162,155 —
Indian Rupee ...... JPHQ Buy 3,409,008,500 41,296,287 9/20/23 130,986 —
Japanese Yen ...... BNDP Buy 41,246,625,520 300,999,156 9/20/23 — (11,590,228)
Japanese Yen ...... BOFA Buy 15,477,619,440 112,053,135 9/20/23 — (3,453,676)
Japanese Yen ...... MSCO Buy 23,666,100,000 170,755,951 9/20/23 — (4,701,624)
New Zealand Dollar . BOFA Buy 56,380,000 34,506,815 9/20/23 82,169 —
New Zealand Dollar . CITI Buy 66,290,000 40,471,371 9/20/23 197,373 —
New Zealand Dollar . JPHQ Buy 181,180,000 110,641,191 9/20/23 512,272 —
South Korean Won .. DBAB Buy 66,506,000,000 50,675,099 9/20/23 12,050 —
South Korean Won .. HSBK Buy 350,710,000,000 277,543,882 9/20/23 — (10,252,360)
Indian Rupee ...... HSBK Buy 2,559,257,100 31,096,684 10/05/23 — (8,341)
Chilean Peso ...... JPHQ Buy 17,871,274,547 21,784,939 10/16/23 228,272 —
Mexican Peso ...... CITI Buy 522,579,750 24,914,790 10/23/23 4,977,346 —
Mexican Peso ...... CITI Sell 522,579,750 22,751,028 10/23/23 — (7,141,107)
Japanese Yen ...... GSCO Buy 5,039,000,000 37,070,551 12/15/23 — (1,187,227)
Mexican Peso ...... MSCO Buy 540,623,000 23,797,496 9/03/24 5,618,378 —
Mexican Peso ...... MSCO Sell 540,623,000 22,984,206 9/03/24 — (6,431,669)
Total Forward Exchange Contracts ................................................... $22,134,302 $(66,249,413)
Net unrealized appreciation (depreciation) ............................................ $(44,115,111)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At June 30, 2023, the Fund had the following interest rate swap contracts outstanding. See Note 1(d).
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 3.285% . Annual
Pay Floating 1-day
SOFR ............ Annual 5/03/33 264,960,000 $ (6,800,967) $ — $ (6,800,967)
Total Interest Rate Swap Contracts ............................... $(6,800,967) $ — $(6,800,967)
*
In U.S. dollars unless otherwise indicated.
See Note  10  regarding other derivative information.
See Abbreviations on page 91 .

Templeton Income Trust
Financial Highlights
Templeton Global Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.16 $8.77 $9.98 $11.02 $11.62 $12.04
Income from investment operations
a
:
Net investment income
b
............. 0.19 0.46 0.63 0.43 0.60 0.67
Net realized and unrealized gains (losses) (0.15) (1.55) (1.14) (1.01) (0.46) (0.47)
Total from investment operations ........ 0.04 (1.09) (0.51) (0.58) 0.14 0.20
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.19) — — (0.02) (0.74) (0.62)
Tax return of capital ................ — (0.52) (0.70) (0.44) — —
Total distributions ................... (0.19) (0.52) (0.70) (0.46) (0.74) (0.62)
Net asset value, end of period .......... $7.01 $7.16 $8.77 $9.98 $11.02 $11.62
Total return
c
....................... 0.61% (12.53)% (5.39)% (5.32)% 1.21% 1.69%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.18% 1.16% 1.17% 1.08% 1.04% 1.09%
Expenses net of waiver and payments by
affiliates .......................... 1.16% 1.14% 1.16% 1.06% 0.96% 1.01%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.00% 1.14%
e
1.16%
e
1.04% 0.93% 1.01%
e
Net investment income ............... 5.33% 5.99% 6.67% 4.19% 5.27% 5.62%
Supplemental data
Net assets, end of period (000’s) ........ $180,951 $200,854 $299,056 $482,575 $769,018 $811,990
Portfolio turnover rate ................ 55.56% 35.05% 23.94% 60.89% 27.57% 20.91%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.15 $8.76 $9.96 $11.01 $11.61 $12.02
Income from investment operations
a
:
Net investment income
b
............. 0.17 0.44 0.59 0.39 0.56 0.62
Net realized and unrealized gains (losses) (0.14) (1.56) (1.14) (1.02) (0.46) (0.46)
Total from investment operations ........ 0.03 (1.12) (0.55) (0.63) 0.10 0.16
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.18) — — (0.01) (0.70) (0.57)
Tax return of capital ................ — (0.49) (0.65) (0.41) — —
Total distributions ................... (0.18) (0.49) (0.65) (0.42) (0.70) (0.57)
Net asset value, end of period .......... $7.00 $7.15 $8.76 $9.96 $11.01 $11.61
Total return
c
....................... 0.40% (12.92)% (5.72)% (5.80)% 0.81% 1.37%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.59% 1.57% 1.56% 1.48% 1.44% 1.49%
Expenses net of waiver and payments by
affiliates .......................... 1.56% 1.54% 1.56%
e
1.46% 1.36% 1.41%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.40% 1.54%
f
1.56%
f
1.44% 1.33% 1.41%
f
Net investment income ............... 4.92% 5.63% 6.21% 3.79% 4.87% 5.22%
Supplemental data
Net assets, end of period (000’s) ........ $16,233 $19,873 $40,591 $113,438 $237,215 $310,561
Portfolio turnover rate ................ 55.56% 35.05% 23.94% 60.89% 27.57% 20.91%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.17 $8.78 $9.98 $11.03 $11.63 $12.04
Income from investment operations
a
:
Net investment income
b
............. 0.18 0.44 0.61 0.40 0.58 0.64
Net realized and unrealized gains (losses) (0.14) (1.55) (1.14) (1.02) (0.47) (0.46)
Total from investment operations ........ 0.04 (1.11) (0.53) (0.62) 0.11 0.18
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.19) — — (0.02) (0.71) (0.59)
Tax return of capital ................ — (0.50) (0.67) (0.41) — —
Total distributions ................... (0.19) (0.50) (0.67) (0.43) (0.71) (0.59)
Net asset value, end of period .......... $7.02 $7.17 $8.78 $9.98 $11.03 $11.63
Total return
c
....................... 0.48% (12.74)% (5.54)% (5.65)% 0.95% 1.52%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.43% 1.41% 1.42% 1.32% 1.29% 1.34%
Expenses net of waiver and payments by
affiliates .......................... 1.41% 1.38% 1.41% 1.30% 1.21% 1.26%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.25% 1.38%
e
1.41%
e
1.28% 1.18% 1.26%
e
Net investment income ............... 5.09% 5.72% 6.44% 3.89% 5.02% 5.37%
Supplemental data
Net assets, end of period (000’s) ........ $2,838 $3,322 $4,823 $7,741 $7,377 $7,957
Portfolio turnover rate ................ 55.56% 35.05% 23.94% 60.89% 27.57% 20.91%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.16 $8.78 $9.98 $11.03 $11.63 $12.05
Income from investment operations
a
:
Net investment income
b
............. 0.21 0.51 0.66 0.47 0.65 0.71
Net realized and unrealized gains (losses) (0.15) (1.58) (1.13) (1.02) (0.47) (0.47)
Total from investment operations ........ 0.06 (1.07) (0.47) (0.55) 0.18 0.24
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.21) — — (0.02) (0.78) (0.66)
Tax return of capital ................ — (0.55) (0.73) (0.48) — —
Total distributions ................... (0.21) (0.55) (0.73) (0.50) (0.78) (0.66)
Net asset value, end of period .......... $7.01 $7.16 $8.78 $9.98 $11.03 $11.63
Total return
c
....................... 0.82% (12.27)% (4.91)% (5.05)% 1.57% 2.06%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates and expense reduction ........ 0.79% 0.85% 0.79% 0.71% 0.69% 0.73%
Expenses net of waiver and payments by
affiliates .......................... 0.73% 0.80% 0.77% 0.69% 0.60% 0.65%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.57% 0.80%
e
0.77%
e
0.67% 0.57% 0.65%
e
Net investment income ............... 5.81% 6.47% 7.01% 4.57% 5.63% 5.98%
Supplemental data
Net assets, end of period (000’s) ........ $48,510 $47,859 $170,830 $294,519 $876,665 $986,689
Portfolio turnover rate ................ 55.56% 35.05% 23.94% 60.89% 27.57% 20.91%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.18 $8.79 $10.00 $11.04 $11.64 $12.05
Income from investment operations
a
:
Net investment income
b
............. 0.20 0.49 0.65 0.46 0.63 0.70
Net realized and unrealized gains (losses) (0.15) (1.56) (1.14) (1.02) (0.46) (0.46)
Total from investment operations ........ 0.05 (1.07) (0.49) (0.56) 0.17 0.24
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.20) — — (0.02) (0.77) (0.65)
Tax return of capital ................ — (0.54) (0.72) (0.46) — —
Total distributions ................... (0.20) (0.54) (0.72) (0.48) (0.77) (0.65)
Net asset value, end of period .......... $7.03 $7.18 $8.79 $10.00 $11.04 $11.64
Total return
c
....................... 0.74% (12.28)% (5.14)% (5.07)% 1.46% 2.03%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates and expense reduction ........ 0.94% 0.92% 0.92% 0.83% 0.79% 0.84%
Expenses net of waiver and payments by
affiliates .......................... 0.91% 0.89% 0.91% 0.81% 0.71% 0.76%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.75% 0.89%
e
0.91%
e
0.78% 0.68% 0.76%
e
Net investment income ............... 5.55% 6.31% 6.84% 4.48% 5.52% 5.87%
Supplemental data
Net assets, end of period (000’s) ........ $158,618 $203,568 $424,413 $1,104,754 $2,684,044 $2,992,808
Portfolio turnover rate ................ 55.56% 35.05% 23.94% 60.89% 27.57% 20.91%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Schedule of Investments (unaudited), June 30, 2023
Templeton Global Total Return Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks 0.0%
South Africa 0.0%
a,b,c
K2016470219 South Africa Ltd., A .... Broadline Retail 434,200,485 $ —
a,b,c
K2016470219 South Africa Ltd., B .... Broadline Retail 50,014,925 —
—
Total Common Stocks (Cost $1,645,359) .......................................
—
Principal
Amount
*
a a a a a
Corporate Bonds 0.0%
South Africa 0.0%
a,d,e
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, PIK, 3%,
12/31/22 ..................... Broadline Retail 37,627,701 —
Senior Secured Note, 144A, PIK, 8%,
12/31/22 ..................... Broadline Retail 14,528,882 EUR —
a,d,e
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, PIK, 25% ,
12/31/22 ..................... Broadline Retail 19,186,470 —
—
Total Corporate Bonds (Cost $46,940,535) ......................................
—
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 84.3%
Australia 7.3%
New South Wales Treasury Corp. ,
Senior Bond, 2%, 3/08/33 ........ 21,403,000 AUD 11,269,197
e
Senior Bond, Reg S, 1.75%, 3/20/34 992,000 AUD 492,573
Queensland Treasury Corp. ,
Senior Bond, 2%, 8/22/33 ........ 7,490,000 AUD 3,929,931
e
Senior Bond, 144A, Reg S, 1.75%,
7/20/34 ...................... 8,782,000 AUD 4,361,121
Treasury Corp. of Victoria ,
e
Senior Bond, Reg S, 2.25%, 9/15/33 15,269,000 AUD 8,092,036
Senior Bond, 2.25%, 11/20/34 ..... 2,963,000 AUD 1,520,806
29,665,664
Brazil 9.2%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/27 .................. 81,500,000 BRL 16,953,696
10%, 1/01/31 .................. 31,491,000 BRL 6,404,064
10%, 1/01/33 .................. 17,206,000 BRL 3,469,551
f
F, 10%, 1/01/29 ................ 51,267,000 BRL 10,502,036
37,329,347
Colombia 9.4%
Colombia Titulos de Tesoreria ,
B, 7.5%, 8/26/26 ............... 103,014,000,000 COP 23,122,854
B, 5.75%, 11/03/27 .............. 6,893,000,000 COP 1,418,980
B, 6%, 4/28/28 ................. 3,883,000,000 COP 795,993
B, 7.75%, 9/18/30 .............. 8,382,000,000 COP 1,783,158
B, 7%, 3/26/31 ................. 4,593,500,000 COP 926,255
B, 7%, 6/30/32 ................. 23,937,000,000 COP 4,694,092
B, 13.25%, 2/09/33 ............. 4,519,000,000 COP 1,267,856

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Colombia (continued)
Colombia Titulos de Tesoreria,
(continued)
B, 7.25%, 10/18/34 ............. 9,334,000,000 COP $ 1,801,124
B, 6.25%, 7/09/36 .............. 5,108,000,000 COP 884,231
B, 9.25%, 5/28/42 .............. 8,218,000,000 COP 1,759,294
38,453,837
Dominican Republic 2.6%
e
Dominican Republic Government Bond ,
Senior Bond, 144A, 5.3%, 1/21/41 .. 3,600,000 2,829,504
Senior Bond, 144A, 6.4%, 6/05/49 .. 1,460,000 1,247,625
Senior Bond, 144A, 5.875%, 1/30/60 8,320,000 6,468,301
10,545,430
Ecuador 4.1%
e
Ecuador Government Bond ,
Senior Bond, 144A, 2.5%, 7/31/35 .. 33,616,000 11,749,764
Senior Note, 144A, 5.5%, 7/31/30 .. 10,467,000 5,085,169
16,834,933
Egypt 3.2%
e
Egypt Government Bond ,
Senior Bond, 144A, 7.625%, 5/29/32 1,330,000 776,055
Senior Bond, 144A, 7.3%, 9/30/33 .. 7,530,000 4,166,349
Senior Bond, 144A, 8.5%, 1/31/47 .. 950,000 507,215
Senior Bond, 144A, 7.903%, 2/21/48 1,080,000 557,593
Senior Bond, 144A, 8.7%, 3/01/49 .. 820,000 444,365
Senior Bond, 144A, 8.875%, 5/29/50 3,120,000 1,690,010
Senior Bond, 144A, 8.75%, 9/30/51 . 6,580,000 3,567,808
Senior Bond, 144A, 7.5%, 2/16/61 .. 2,370,000 1,195,049
12,904,444
Germany 3.0%
e
Bundesobligation , Reg S, 10/18/24 ... 2,800,000 EUR 2,927,600
e
Bundesrepublik Deutschland, Reg S,
6.25%, 1/04/24 ................ 2,745,000 EUR 3,036,763
e
Bundesschatzanweisungen , Reg S,
0.4%, 9/13/24 ................. 6,076,000 EUR 6,403,238
12,367,601
Ghana 2.0%
d
Ghana Government Bond ,
PIK, 8.35%, 2/16/27 ............. 24,409,001 GHS 1,139,213
PIK, 8.5%, 2/15/28 .............. 24,409,001 GHS 995,844
PIK, 8.65%, 2/13/29 ............. 24,154,416 GHS 885,280
PIK, 8.8%, 2/12/30 .............. 24,154,416 GHS 807,247
PIK, 8.95%, 2/11/31 ............. 21,866,612 GHS 678,042
PIK, 9.1%, 2/10/32 .............. 21,866,612 GHS 639,583
PIK, 9.25%, 2/08/33 ............. 21,866,612 GHS 616,745
PIK, 9.4%, 2/07/34 .............. 18,302,424 GHS 497,733
PIK, 9.55%, 2/06/35 ............. 18,302,424 GHS 484,513
PIK, 9.7%, 2/05/36 .............. 18,302,424 GHS 475,248
PIK, 9.85%, 2/03/37 ............. 18,302,424 GHS 468,940
PIK, 10%, 2/02/38 .............. 18,302,424 GHS 464,834
8,153,222

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Hungary 4.8%
Hungary Government Bond ,
1%, 11/26/25 .................. 2,068,900,000 HUF $ 5,062,002
3%, 10/27/27 .................. 273,100,000 HUF 666,158
4.75%, 11/24/32 ................ 5,633,000,000 HUF 14,015,704
19,743,864
India 3.7%
India Government Bond, Senior Bond,
7.26%, 8/22/32 ................ 1,219,000,000 INR 15,019,304
Indonesia 9.5%
Indonesia Government Bond ,
FR59, 7%, 5/15/27 .............. 136,278,000,000 IDR 9,373,177
FR68, 8.375%, 3/15/34 .......... 62,990,000,000 IDR 4,816,918
FR87, 6.5%, 2/15/31 ............ 10,451,000,000 IDR 699,978
FR91, 6.375%, 4/15/32 .......... 29,340,000,000 IDR 1,957,238
FR95, 6.375%, 8/15/28 .......... 82,071,000,000 IDR 5,560,541
FR96, 7%, 2/15/33 .............. 231,181,000,000 IDR 16,156,890
38,564,742
Malaysia 9.3%
Malaysia Government Bond ,
3.502%, 5/31/27 ................ 1,320,000 MYR 281,307
3.899%, 11/16/27 ............... 94,470,000 MYR 20,445,991
3.519%, 4/20/28 ................ 8,080,000 MYR 1,725,677
3.733%, 6/15/28 ................ 13,120,000 MYR 2,823,291
3.885%, 8/15/29 ................ 5,040,000 MYR 1,085,596
4.498%, 4/15/30 ................ 24,110,000 MYR 5,401,104
3.582%, 7/15/32 ................ 29,170,000 MYR 6,120,401
37,883,367
Mexico 4.7%
Mexican Bonos ,
M, 10%, 11/20/36 ............... 9,610,000 MXN 620,940
M, Senior Bond, 7.75%, 11/23/34 ... 29,910,000 MXN 1,632,194
Mexican Bonos Desarr Fixed Rate ,
M, 7.5%, 5/26/33 ............... 217,650,000 MXN 11,714,158
M, Senior Bond, 8.5%, 5/31/29 ..... 35,600,000 MXN 2,060,852
M, Senior Bond, 8.5%, 11/18/38 .... 17,630,000 MXN 1,004,016
M, Senior Bond, 7.75%, 11/13/42 ... 37,940,000 MXN 1,989,273
19,021,433
Mongolia 1.4%
e
Mongolia Government Bond ,
Senior Bond, 144A, 4.45%, 7/07/31 . 5,570,000 4,330,207
Senior Note, 144A, 5.125%, 4/07/26 . 200,000 186,496
Senior Note, 144A, 3.5%, 7/07/27 .. 1,380,000 1,154,120
5,670,823
Norway 4.4%
e
Norway Government Bond, Senior
Bond, 144A, Reg S, 3%, 3/14/24 ... 193,017,000 NOK 17,853,837
Sri Lanka 1.1%
e,g
Sri Lanka Government Bond ,
Senior Bond, 144A, 6.85%, 11/03/25 2,100,000 1,000,702

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Sri Lanka (continued)
e,g
Sri Lanka Government Bond,
(continued)
Senior Bond, 144A, 6.2%, 5/11/27 .. 5,300,000 $ 2,440,157
Senior Bond, 144A, 6.75%, 4/18/28 . 460,000 211,835
Senior Bond, 144A, 7.85%, 3/14/29 . 659,000 303,401
Senior Note, 144A, 5.75%, 4/18/23 .. 200,000 91,232
Senior Note, 144A, 6.35%, 6/28/24 .. 620,000 285,556
4,332,883
Thailand 4.6%
Thailand Government Bond ,
0.75%, 9/17/24 ................ 291,660,000 THB 8,124,369
1%, 6/17/27 ................... 402,200,000 THB 10,845,145
18,969,514
Total Foreign Government and Agency Securities (Cost $383,765,698) ............
343,314,245
Shares
Escrows and Litigation Trusts 0.0%
a,b
K2016470219 South Africa Ltd., Escrow
Account ...................... 2,168,033 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $432,351,592) ...............................
343,314,245
Short Term Investments 13.4%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 6.3%
Germany 1.9%
e,h
Germany Treasury Bills , Reg S,
10/18/23 ..................... 7,269,000 EUR 7,852,987
Japan 4.4%
h
Japan Treasury Bills ,
9/20/23 ...................... 832,700,000 JPY 5,773,633
12/20/23 ..................... 296,000,000 JPY 2,053,167
2/20/24 ...................... 1,449,000,000 JPY 10,053,354
17,880,154
Total Foreign Government and Agency Securities (Cost $26,356,119) ..............
25,733,141

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
Money Market Funds 7.1%
United States 7.1%
i,j
Institutional Fiduciary Trust - Money
Market Portfolio, 4.699% ......... 28,769,816 $ 28,769,816
Total Money Market Funds (Cost $28,769,816) ..................................
28,769,816
a a a a a
Total Short Term Investments (Cost $55,125,935 ) ................................
54,502,957
a a a
Total Investments (Cost $487,477,527) 97.7% ...................................
$397,817,202
Other Assets, less Liabilities 2.3% .............................................
9,331,768
Net Assets 100.0% ...........................................................
$407,148,970
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
b
Non-income producing.
c
See Note 9 regarding restricted securities.
d
Income may be received in additional securities and/or cash.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2023, the aggregate value of these securities was $101,308,668, representing 24.9% of net assets.
f
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
g
See Note 7 regarding credit risk and defaulted securities.
h
The security was issued on a discount basis with no stated coupon rate.
i
See Note 3(f) regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At June 30, 2023, the Fund had the following forward exchange contracts outstanding. See Note 1(d).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Indian Rupee ...... HSBK Buy 797,617,100 9,647,271 7/10/23 $ 71,196 $ —
Indian Rupee ...... HSBK Sell 797,617,100 9,717,557 7/10/23 — (910)
Chilean Peso ...... GSCO Buy 4,371,850,000 5,392,353 7/12/23 54,496 —
Chilean Peso ...... GSCO Sell 4,371,850,000 5,486,560 7/12/23 39,712 —
Chilean Peso ...... GSCO Buy 4,503,052,836 4,509,361 7/26/23 1,088,586 —
Chilean Peso ...... GSCO Sell 3,755,000,000 4,688,417 7/26/23 20,407 —
Chilean Peso ...... GSCO Buy 4,635,164,441 5,652,640 8/04/23 101,362 —
Chilean Peso ...... JPHQ Buy 1,247,506,447 1,520,515 8/04/23 28,115 —
Mexican Peso ...... MSCO Buy 22,503,000 1,064,475 8/04/23 241,701 —
Mexican Peso ...... MSCO Sell 22,503,000 1,018,466 8/04/23 — (287,711)
Indian Rupee ...... HSBK Buy 257,214,374 3,117,637 8/14/23 11,836 —
Japanese Yen ...... JPHQ Buy 741,333,530 5,340,192 8/21/23 — (162,892)
Australian Dollar .... MSCO Buy 12,410,000 8,385,437 9/11/23 — (103,512)
Australian Dollar .... MSCO Sell 4,250,000 2,808,443 9/11/23 — (27,833)
Japanese Yen ...... BOFA Buy 2,067,742,560 15,043,598 9/15/23 — (546,761)
Japanese Yen ...... DBAB Buy 2,831,454,060 20,575,185 9/15/23 — (724,005)
Indian Rupee ...... CITI Buy 1,070,227,980 12,945,001 9/20/23 60,724 —
Japanese Yen ...... BNDP Buy 706,082,800 5,403,971 9/20/23 — (449,707)
Japanese Yen ...... MSCO Buy 2,924,000,000 21,167,775 9/20/23 — (651,389)
South Korean Won .. DBAB Buy 60,875,000,000 46,384,486 9/20/23 11,030 —
South Korean Won .. DBAB Sell 7,465,000,000 5,696,181 9/20/23 31,963 (25,186)
Indian Rupee ...... HSBK Buy 797,617,100 9,691,581 10/05/23 — (2,600)
Chilean Peso ...... JPHQ Buy 1,980,493,553 2,414,206 10/16/23 25,297 —
Norwegian Krone ... MSCO Buy 10,876,000 1,030,900 10/27/23 — (13,754)
Australian Dollar .... MSCO Buy 12,180,000 8,105,181 10/31/23 34,081 —
Australian Dollar .... DBAB Buy 10,994,000 7,313,495 11/22/23 37,484 —
Australian Dollar .... JPHQ Buy 10,306,000 6,856,066 11/22/23 34,891 —
Mexican Peso ...... MSCO Buy 67,743,000 2,981,957 9/03/24 704,013 —
Mexican Peso ...... MSCO Sell 67,743,000 2,880,046 9/03/24 — (805,923)
Total Forward Exchange Contracts ................................................... $2,596,894 $(3,802,183)
Net unrealized appreciation (depreciation) ............................................ $(1,205,289)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At June 30, 2023, the Fund had the following interest rate swap contracts outstanding. See Note 1 ( d ).
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 3.285% . Annual
Pay Floating 1-day
SOFR ............ Annual 5/03/33 4,920,000 $ (126,286) $ — $ (126,286)
Total Interest Rate Swap Contracts ............................... $(126,286) $ — $(126,286)
*
In U.S. dollars unless otherwise indicated.
See Note  10  regarding other derivative information.
See Abbreviations on page 91 .

Templeton Income Trust
Financial Highlights
Templeton International Bond Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.33 $8.17 $9.01 $9.77 $10.14 $10.57
Income from investment operations
a
:
Net investment income
b
............. 0.14 0.28 0.23 0.20 0.42 0.40
Net realized and unrealized gains (losses) (0.20) (0.76) (0.82) (0.75) (0.23) (0.22)
Total from investment operations ........ (0.06) (0.48) (0.59) (0.55) 0.19 0.18
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.13) — — (—)
c
(0.56) (0.59)
Net realized gains ................. — — — — — (0.01)
Tax return of capital ................ — (0.36) (0.25) (0.21) — (0.01)
Total distributions ................... (0.13) (0.36) (0.25) (0.21) (0.56) (0.61)
Net asset value, end of period .......... $7.14 $7.33 $8.17 $9.01 $9.77 $10.14
Total return
d
....................... (0.72)% (5.90)% (6.65)% (5.66)% 1.86% 1.82%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.44% 1.73% 1.37% 1.21% 1.20% 1.26%
Expenses net of waiver and payments by
affiliates .......................... 0.60% 1.04% 0.99% 1.00% 1.00% 0.99%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.58% 1.04%
f
0.99%
f
0.99% 0.98% 0.98%
Net investment income ............... 3.74% 3.64% 2.69% 2.12% 4.18% 3.93%
Supplemental data
Net assets, end of period (000’s) ........ $12,771 $13,703 $17,129 $22,455 $39,532 $38,856
Portfolio turnover rate ................ 74.52% 9.13% 60.68% 86.26% 24.26% 43.13%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton International Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.35 $8.19 $9.02 $9.78 $10.16 $10.58
Income from investment operations
a
:
Net investment income
b
............. 0.12 0.25 0.19 0.16 0.39 0.36
Net realized and unrealized gains (losses) (0.20) (0.76) (0.81) (0.75) (0.25) (0.21)
Total from investment operations ........ (0.08) (0.51) (0.62) (0.59) 0.14 0.15
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.11) — — (—)
c
(0.52) (0.55)
Net realized gains ................. — — — — — (0.01)
Tax return of capital ................ — (0.33) (0.21) (0.17) — (0.01)
Total distributions ................... (0.11) (0.33) (0.21) (0.17) (0.52) (0.57)
Net asset value, end of period .......... $7.16 $7.35 $8.19 $9.02 $9.78 $10.16
Total return
d
....................... (0.92)% (6.30)% (6.96)% (6.03)% 1.35% 1.52%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.84% 2.16% 1.71% 1.61% 1.60% 1.66%
Expenses net of waiver and payments by
affiliates .......................... 1.00% 1.43% 1.39% 1.40% 1.40% 1.39%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.98% 1.43%
f
1.39%
f
1.39% 1.38% 1.38%
Net investment income ............... 3.33% 3.28% 2.22% 1.70% 3.78% 3.53%
Supplemental data
Net assets, end of period (000’s) ........ $730 $842 $1,365 $3,541 $6,694 $8,654
Portfolio turnover rate ................ 74.52% 9.13% 60.68% 86.26% 24.26% 43.13%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton International Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.33 $8.17 $9.01 $9.76 $10.14 $10.56
Income from investment operations
a
:
Net investment income
b
............. 0.12 0.25 0.21 0.17 0.41 0.39
Net realized and unrealized gains (losses) (0.19) (0.75) (0.82) (0.73) (0.25) (0.22)
Total from investment operations ........ (0.07) (0.50) (0.61) (0.56) 0.16 0.17
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.12) — — (—)
c
(0.54) (0.57)
Net realized gains ................. — — — — — (0.01)
Tax return of capital ................ — (0.34) (0.23) (0.19) — (0.01)
Total distributions ................... (0.12) (0.34) (0.23) (0.19) (0.54) (0.59)
Net asset value, end of period .......... $7.14 $7.33 $8.17 $9.01 $9.76 $10.14
Total return
d
....................... (0.84)% (6.12)% (6.90)% (5.83)% 1.52% 1.67%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.65% 1.94% 1.63% 1.46% 1.45% 1.51%
Expenses net of waiver and payments by
affiliates .......................... 0.85% 1.29% 1.24% 1.25% 1.25% 1.24%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.83% 1.29%
f
1.24%
f
1.24% 1.23% 1.23%
Net investment income ............... 3.38% 3.35% 2.41% 1.82% 3.93% 3.68%
Supplemental data
Net assets, end of period (000’s) ........ $51 $117 $107 $138 $254 $300
Portfolio turnover rate ................ 74.52% 9.13% 60.68% 86.26% 24.26% 43.13%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton International Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.32 $8.17 $9.01 $9.77 $10.15 $10.57
Income from investment operations
a
:
Net investment income
b
............. 0.13 0.31 0.22 0.19 0.45 0.45
Net realized and unrealized gains (losses) (0.19) (0.77) (0.78) (0.70) (0.23) (0.22)
Total from investment operations ........ (0.06) (0.46) (0.56) (0.51) 0.22 0.23
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.14) — — (—)
c
(0.60) (0.63)
Net realized gains ................. — — — — — (0.01)
Tax return of capital ................ — (0.39) (0.28) (0.25) — (0.01)
Total distributions ................... (0.14) (0.39) (0.28) (0.25) (0.60) (0.65)
Net asset value, end of period .......... $7.12 $7.32 $8.17 $9.01 $9.77 $10.15
Total return
d
....................... (0.80)% (5.44)% (6.29)% (5.29)% 2.14% 2.28%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.52% 1.43% 0.94% 0.80% 1.24% 1.09%
Expenses net of waiver and payments by
affiliates .......................... 0.63% 0.64% 0.60% 0.61% 0.62% 0.66%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.60% 0.64%
f
0.60%
f
0.60% 0.60% 0.65%
Net investment income ............... 3.73% 4.06% 2.55% 2.14% 4.56% 4.26%
Supplemental data
Net assets, end of period (000’s) ........ $5,213 $5,809 $8,242 $47,663 $3,878 $904
Portfolio turnover rate ................ 74.52% 9.13% 60.68% 86.26% 24.26% 43.13%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton International Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.33 $8.17 $9.02 $9.78 $10.15 $10.58
Income from investment operations
a
:
Net investment income
b
............. 0.14 0.30 0.25 0.21 0.45 0.44
Net realized and unrealized gains (losses) (0.18) (0.76) (0.83) (0.73) (0.23) (0.23)
Total from investment operations ........ (0.04) (0.46) (0.58) (0.52) 0.22 0.21
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.14) — — (—)
c
(0.59) (0.62)
Net realized gains ................. — — — — — (0.01)
Tax return of capital ................ — (0.38) (0.27) (0.24) — (0.01)
Total distributions ................... (0.14) (0.38) (0.27) (0.24) (0.59) (0.64)
Net asset value, end of period .......... $7.15 $7.33 $8.17 $9.02 $9.78 $10.15
Total return
d
....................... (0.46)% (5.68)% (6.52)% (5.41)% 2.12% 2.07%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.19% 1.50% 0.99% 0.96% 0.95% 1.01%
Expenses net of waiver and payments by
affiliates .......................... 0.35% 0.78% 0.74% 0.75% 0.75% 0.74%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.33% 0.78%
f
0.74%
f
0.74% 0.73% 0.73%
Net investment income ............... 3.93% 3.95% 2.88% 2.30% 4.43% 4.18%
Supplemental data
Net assets, end of period (000’s) ........ $13,795 $16,520 $24,744 $284,611 $393,873 $346,303
Portfolio turnover rate ................ 74.52% 9.13% 60.68% 86.26% 24.26% 43.13%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Schedule of Investments (unaudited), June 30, 2023
Templeton International Bond Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 64.5%
Australia 9.2%
New South Wales Treasury Corp. ,
Senior Bond, 2%, 3/08/33 ........ 1,785,000 AUD $ 939,846
a
Senior Bond, Reg S, 1.75%, 3/20/34 231,000 AUD 114,702
Queensland Treasury Corp. ,
Senior Bond, 2%, 8/22/33 ........ 1,090,000 AUD 571,912
a
Senior Bond, 144A, Reg S, 1.75%,
7/20/34 ...................... 841,000 AUD 417,639
Treasury Corp. of Victoria ,
a
Senior Bond, Reg S, 2.25%, 9/15/33 1,294,000 AUD 685,775
Senior Bond, 2.25%, 11/20/34 ..... 527,000 AUD 270,491
3,000,365
Brazil 7.1%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/27 .................. 8,200,000 BRL 1,705,770
10%, 1/01/31 .................. 940,000 BRL 191,160
F, 10%, 1/01/29 ................ 2,040,000 BRL 417,894
2,314,824
Colombia 6.3%
Colombia Titulos de Tesoreria ,
B, 6.25%, 11/26/25 .............. 12,000,000 COP 2,656
B, 7.5%, 8/26/26 ............... 6,265,000,000 COP 1,406,262
B, 5.75%, 11/03/27 .............. 68,000,000 COP 13,998
B, 6%, 4/28/28 ................. 139,000,000 COP 28,494
B, 7.75%, 9/18/30 .............. 399,000,000 COP 84,882
B, 7%, 3/26/31 ................. 142,000,000 COP 28,634
B, 7%, 6/30/32 ................. 670,000,000 COP 131,388
B, 13.25%, 2/09/33 ............. 325,000,000 COP 91,182
B, 7.25%, 10/18/34 ............. 594,000,000 COP 114,621
B, 6.25%, 7/09/36 .............. 290,000,000 COP 50,201
B, 9.25%, 5/28/42 .............. 500,000,000 COP 107,039
2,059,357
Germany 2.9%
a
Bundesobligation , Reg S, 10/18/24 ... 213,000 EUR 222,707
a
Bundesrepublik Deutschland, Reg S,
6.25%, 1/04/24 ................ 209,000 EUR 231,214
a
Bundesschatzanweisungen , Reg S,
0.4%, 9/13/24 ................. 463,000 EUR 487,936
941,857
Ghana 1.1%
b
Ghana Government Bond ,
PIK, 8.35%, 2/16/27 ............. 990,432 GHS 46,225
PIK, 8.5%, 2/15/28 .............. 990,432 GHS 40,408
PIK, 8.65%, 2/13/29 ............. 986,967 GHS 36,173
PIK, 8.8%, 2/12/30 .............. 986,967 GHS 32,985
PIK, 8.95%, 2/11/31 ............. 882,696 GHS 27,371
PIK, 9.1%, 2/10/32 .............. 882,696 GHS 25,818
PIK, 9.25%, 2/08/33 ............. 882,696 GHS 24,896
PIK, 9.4%, 2/07/34 .............. 834,168 GHS 22,685
PIK, 9.55%, 2/06/35 ............. 834,168 GHS 22,083
PIK, 9.7%, 2/05/36 .............. 834,168 GHS 21,660
PIK, 9.85%, 2/03/37 ............. 834,168 GHS 21,373

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton International Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Ghana (continued)
b
Ghana Government Bond, (continued)
PIK, 10%, 2/02/38 .............. 834,168 GHS $ 21,186
342,863
India 4.6%
India Government Bond ,
Senior Bond, 7.26%, 8/22/32 ...... 18,000,000 INR 221,778
Senior Note, 7.1%, 4/18/29 ....... 103,200,000 INR 1,259,957
1,481,735
Indonesia 9.3%
Indonesia Government Bond ,
FR68, 8.375%, 3/15/34 .......... 6,948,000,000 IDR 531,321
FR87, 6.5%, 2/15/31 ............ 1,153,000,000 IDR 77,225
FR91, 6.375%, 4/15/32 .......... 3,237,000,000 IDR 215,936
FR96, 7%, 2/15/33 .............. 31,407,000,000 IDR 2,194,988
3,019,470
Malaysia 7.5%
Malaysia Government Bond ,
3.9%, 11/30/26 ................. 1,480,000 MYR 320,604
3.892%, 3/15/27 ................ 130,000 MYR 28,087
3.502%, 5/31/27 ................ 200,000 MYR 42,622
3.899%, 11/16/27 ............... 4,520,000 MYR 978,256
3.519%, 4/20/28 ................ 290,000 MYR 61,936
3.733%, 6/15/28 ................ 2,410,000 MYR 518,608
3.885%, 8/15/29 ................ 310,000 MYR 66,773
4.498%, 4/15/30 ................ 740,000 MYR 165,774
3.582%, 7/15/32 ................ 1,190,000 MYR 249,684
2,432,344
Mexico 4.7%
Mexican Bonos ,
M, 10%, 11/20/36 ............... 1,000,000 MXN 64,614
M, Senior Bond, 7.75%, 11/23/34 ... 3,060,000 MXN 166,985
Mexican Bonos Desarr Fixed Rate ,
M, 7.5%, 5/26/33 ............... 15,970,000 MXN 859,523
M, Senior Bond, 8.5%, 5/31/29 ..... 2,500,000 MXN 144,723
M, Senior Bond, 8.5%, 11/18/38 .... 1,830,000 MXN 104,217
M, Senior Bond, 7.75%, 11/13/42 ... 3,940,000 MXN 206,582
1,546,644
Singapore 0.9%
Singapore Government Bond, 2.625%,
8/01/32 ...................... 432,000 SGD 308,744
South Korea 7.9%
Korea Treasury Bonds, 1.875%, 6/10/26 3,553,220,000 KRW 2,562,675
Thailand 3.0%
Thailand Government Bond ,
0.75%, 9/17/24 ................ 19,320,000 THB 538,170
1%, 6/17/27 ................... 14,770,000 THB 398,267

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton International Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Thailand (continued)
Thailand Government Bond, (continued)
Senior Note, 0.66%, 11/22/23 ...... 1,900,000 THB $ 53,529
989,966
Total Foreign Government and Agency Securities (Cost $22,085,546) ..............
21,000,844
Short Term Investments 35.4%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 12.2%
Germany 1.9%
a,c
Germany Treasury Bills , Reg S,
10/18/23 ..................... 575,000 EUR 621,196
Japan 10.3%
c
Japan Treasury Bills ,
8/07/23 ...................... 8,400,000 JPY 58,232
9/20/23 ...................... 177,800,000 JPY 1,232,799
10/10/23 ..................... 5,600,000 JPY 38,832
11/10/23 ..................... 62,200,000 JPY 431,367
12/20/23 ..................... 20,000,000 JPY 138,727
2/20/24 ...................... 211,400,000 JPY 1,466,721
3,366,678
Total Foreign Government and Agency Securities (Cost $4,091,548) ...............
3,987,874
Shares
Money Market Funds 23.2%
United States 23.2%
d,e
Institutional Fiduciary Trust - Money
Market Portfolio, 4.699% ......... 7,538,915 7,538,915
Total Money Market Funds (Cost $7,538,915) ...................................
7,538,915
a a a a a
Total Short Term Investments (Cost $11,630,463 ) ................................
11,526,789
a a a
Total Investments (Cost $33,716,009) 99.9% ....................................
$32,527,633
Other Assets, less Liabilities 0.1% .............................................
33,096
Net Assets 100.0% ...........................................................
$32,560,729
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2023, the aggregate value of these securities was $2,781,169, representing 8.5% of net assets.
b
Income may be received in additional securities and/or cash.
c
The security was issued on a discount basis with no stated coupon rate.
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton International Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At June 30, 2023, the Fund had the following forward exchange contracts outstanding. See Note 1(d).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Indian Rupee ...... JPHQ Buy 40,526,500 483,974 7/11/23 $ 9,796 $ —
Chilean Peso ...... GSCO Buy 133,710,000 164,921 7/12/23 1,667 —
Chilean Peso ...... GSCO Sell 133,710,000 167,529 7/12/23 941 —
Chilean Peso ...... GSCO Buy 434,247,469 434,858 7/26/23 104,974 —
Chilean Peso ...... GSCO Sell 370,000,000 461,975 7/26/23 2,011 —
Chilean Peso ...... GSCO Buy 310,738,856 378,950 8/04/23 6,795 —
Japanese Yen ...... JPHQ Buy 49,897,780 359,439 8/21/23 — (10,964)
Canadian Dollar .... BOFA Buy 1,776,000 1,288,899 9/11/23 53,248 —
Canadian Dollar .... BOFA Sell 1,776,000 1,315,570 9/11/23 — (26,578)
Norwegian Krone ... CITI Buy 14,183,000 1,352,475 9/11/23 — (27,780)
Norwegian Krone ... CITI Sell 1,050,000 102,068 9/11/23 3,998 —
Norwegian Krone ... DBAB Buy 1,192,000 113,985 9/11/23 — (2,652)
Japanese Yen ...... BOFA Buy 169,013,600 1,229,637 9/15/23 — (44,691)
Japanese Yen ...... DBAB Buy 219,993,550 1,598,616 9/15/23 — (56,252)
Indian Rupee ...... CITI Buy 52,990,400 640,948 9/20/23 3,007 —
Japanese Yen ...... BNDP Buy 47,525,120 363,731 9/20/23 — (30,269)
Japanese Yen ...... BOFA Buy 95,569,950 691,897 9/20/23 — (21,325)
New Zealand Dollar . CITI Buy 1,670,000 1,019,568 9/20/23 4,972 —
Singapore Dollar .... CITI Buy 2,100,000 1,563,664 9/20/23 — (6,195)
Singapore Dollar .... CITI Sell 250,000 189,323 9/20/23 3,910 —
South Korean Won .. HSBK Buy 1,140,700,000 902,131 9/20/23 — (32,754)
Chilean Peso ...... JPHQ Buy 182,999,365 223,075 10/16/23 2,338 —
Australian Dollar .... CITI Buy 245,000 164,314 11/08/23 — (559)
Australian Dollar .... DBAB Buy 245,000 164,265 11/08/23 — (510)
Australian Dollar .... DBAB Buy 521,000 346,583 11/22/23 1,776 —
Australian Dollar .... JPHQ Buy 489,000 325,307 11/22/23 1,656 —
Japanese Yen ...... GSCO Buy 146,000,000 1,074,082 12/15/23 — (34,399)
Total Forward Exchange Contracts ................................................... $201,089 $(294,928)
Net unrealized appreciation (depreciation) ............................................ $(93,839)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note  10  regarding other derivative information.
See A bbreviations on page 91 .

Templeton Income Trust
Financial Highlights
Templeton Sustainable Emerging Markets Bond Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $4.91 $5.82 $6.70 $7.73 $8.13 $9.16
Income from investment operations
a
:
Net investment income
b
............. 0.14 0.26 0.48 0.48 0.62 0.68
Net realized and unrealized gains (losses) 0.17 (0.86) (0.83) (1.00) (0.51) (0.99)
Total from investment operations ........ 0.31 (0.60) (0.35) (0.52) 0.11 (0.31)
Less distributions from:
Net investment income .............. (0.15) — — (0.01) (0.51) (0.52)
Net realized gains ................. — — — — — (0.01)
Tax return of capital ................ — (0.31) (0.53) (0.50) — (0.19)
Total distributions ................... (0.15) (0.31) (0.53) (0.51) (0.51) (0.72)
Net asset value, end of period .......... $5.07 $4.91 $5.82 $6.70 $7.73 $8.13
Total return
c
....................... 6.32% (10.51)% (5.54)% (6.80)% 1.33% (3.30)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 3.82% 2.91% 2.77% 2.10% 2.16% 2.15%
Expenses net of waiver and payments by
affiliates .......................... 1.10% 1.08% 1.13% 1.07% 1.13% 1.14%
Net investment income ............... 5.82% 4.90% 7.58% 6.84% 7.75% 8.03%
Supplemental data
Net assets, end of period (000’s) ........ $10,603 $10,984 $14,821 $16,004 $21,984 $20,728
Portfolio turnover rate ................ 61.31% 58.11% 40.55% 56.59% 23.82% 18.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.

Templeton Income Trust
Financial Highlights
Templeton Sustainable Emerging Markets Bond Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $4.91 $5.81 $6.69 $7.72 $8.12 $9.15
Income from investment operations
a
:
Net investment income
b
............. 0.13 0.24 0.45 0.44 0.59 0.65
Net realized and unrealized gains (losses) 0.16 (0.86) (0.83) (0.99) (0.52) (1.00)
Total from investment operations ........ 0.29 (0.62) (0.38) (0.55) 0.07 (0.35)
Less distributions from:
Net investment income .............. (0.14) — — (0.01) (0.47) (0.49)
Net realized gains ................. — — — — — (0.01)
Tax return of capital ................ — (0.28) (0.50) (0.47) — (0.18)
Total distributions ................... (0.14) (0.28) (0.50) (0.48) (0.47) (0.68)
Net asset value, end of period .......... $5.06 $4.91 $5.81 $6.69 $7.72 $8.12
Total return
c
....................... 5.92% (10.79)% (5.96)% (7.22)% 0.89% (3.69)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 4.28% 3.34% 3.13% 2.54% 2.56% 2.54%
Expenses net of waiver and payments by
affiliates .......................... 1.54% 1.54% 1.54% 1.51% 1.53% 1.53%
Net investment income ............... 5.37% 4.52% 7.18% 6.33% 7.35% 7.64%
Supplemental data
Net assets, end of period (000’s) ........ $734 $734 $1,310 $1,821 $2,276 $2,799
Portfolio turnover rate ................ 61.31% 58.11% 40.55% 56.59% 23.82% 18.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.

Templeton Income Trust
Financial Highlights
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $4.92 $5.83 $6.71 $7.73 $8.14 $9.17
Income from investment operations
a
:
Net investment income
b
............. 0.14 0.24 0.48 0.47 0.62 0.68
Net realized and unrealized gains (losses) 0.16 (0.86) (0.83) (0.98) (0.52) (1.00)
Total from investment operations ........ 0.30 (0.62) (0.35) (0.51) 0.10 (0.32)
Less distributions from:
Net investment income .............. (0.14) — — (0.01) (0.51) (0.51)
Net realized gains ................. — — — — — (0.01)
Tax return of capital ................ — (0.29) (0.53) (0.50) — (0.19)
Total distributions ................... (0.14) (0.29) (0.53) (0.51) (0.51) (0.71)
Net asset value, end of period .......... $5.08 $4.92 $5.83 $6.71 $7.73 $8.14
Total return
c
....................... 6.20% (10.76)% (5.56)% (6.81)% 1.32% (3.40)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 4.15% 3.21% 2.81% 2.13% 2.18% 2.18%
Expenses net of waiver and payments by
affiliates .......................... 1.39% 1.39% 1.16% 1.10% 1.15% 1.22%
Net investment income ............... 5.57% 4.59% 7.55% 6.67% 7.73% 7.95%
Supplemental data
Net assets, end of period (000’s) ........ $12 $10 $12 $12 $13 $12
Portfolio turnover rate ................ 61.31% 58.11% 40.55% 56.59% 23.82% 18.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.

Templeton Income Trust
Financial Highlights
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $4.91 $5.83 $6.71 $7.74 $8.14 $9.17
Income from investment operations
a
:
Net investment income
b
............. 0.15 0.26 0.51 0.52 0.66 0.74
Net realized and unrealized gains (losses) 0.16 (0.86) (0.84) (1.02) (0.52) (1.02)
Total from investment operations ........ 0.31 (0.60) (0.33) (0.50) 0.14 (0.28)
Less distributions from:
Net investment income .............. (0.15) — — (0.01) (0.54) (0.54)
Net realized gains ................. — — — — — (0.01)
Tax return of capital ................ — (0.32) (0.55) (0.52) — (0.20)
Total distributions ................... (0.15) (0.32) (0.55) (0.53) (0.54) (0.75)
Net asset value, end of period .......... $5.07 $4.91 $5.83 $6.71 $7.74 $8.14
Total return
c
....................... 6.49% (10.41)% (5.19)% (6.47)% 1.69% (2.95)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 3.73% 2.86% 2.56% 2.04% 1.94% 1.91%
Expenses net of waiver and payments by
affiliates .......................... 0.86% 0.86% 0.77% 0.75% 0.75% 0.78%
Net investment income ............... 6.11% 5.09% 8.00% 7.37% 8.13% 8.39%
Supplemental data
Net assets, end of period (000’s) ........ $672 $599 $663 $598 $1,057 $831
Portfolio turnover rate ................ 61.31% 58.11% 40.55% 56.59% 23.82% 18.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.

Templeton Income Trust
Financial Highlights
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $4.94 $5.85 $6.73 $7.75 $8.16 $9.19
Income from investment operations
a
:
Net investment income
b
............. 0.15 0.27 0.50 0.51 0.63 0.76
Net realized and unrealized gains (losses) 0.16 (0.86) (0.84) (1.01) (0.51) (1.05)
Total from investment operations ........ 0.31 (0.59) (0.34) (0.50) 0.12 (0.29)
Less distributions from:
Net investment income .............. (0.15) — — (0.01) (0.53) (0.53)
Net realized gains ................. — — — — — (0.01)
Tax return of capital ................ — (0.32) (0.54) (0.51) — (0.20)
Total distributions ................... (0.15) (0.32) (0.54) (0.52) (0.53) (0.74)
Net asset value, end of period .......... $5.10 $4.94 $5.85 $6.73 $7.75 $8.16
Total return
c
....................... 6.43% (10.28)% (5.28)% (6.46)% 1.45% (3.01)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 3.66% 2.70% 2.51% 1.91% 1.91% 1.89%
Expenses net of waiver and payments by
affiliates .......................... 0.89% 0.88% 0.89% 0.86% 0.88% 0.88%
Net investment income ............... 6.08% 5.14% 7.83% 7.20% 8.00% 8.29%
Supplemental data
Net assets, end of period (000’s) ........ $2,658 $1,676 $3,063 $3,950 $14,504 $10,797
Portfolio turnover rate ................ 61.31% 58.11% 40.55% 56.59% 23.82% 18.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.

Templeton Income Trust
Schedule of Investments (unaudited), June 30, 2023
Templeton Sustainable Emerging Markets Bond Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks 0.0%
South Africa 0.0%
a,b,c
K2016470219 South Africa Ltd., A .... Broadline Retail 2,171,539 $ —
a,b,c
K2016470219 South Africa Ltd., B .... Broadline Retail 619,903 —
—
Total Common Stocks (Cost $14,998) ..........................................
—
Principal
Amount
*
a a a a a
Corporate Bonds 3.1%
Costa Rica 3.1%
a,c
Reventazon Finance Trust , Senior
Secured Bond , 144A, 8% , 11/15/33 . Financial Services 464,580 451,441
South Africa 0.0%
a,d,e
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, PIK, 3%,
12/31/22 ..................... Broadline Retail 188,190 —
Senior Secured Note, 144A, PIK, 8%,
12/31/22 ..................... Broadline Retail 55,416 EUR —
a,d,e
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, PIK, 25% ,
12/31/22 ..................... Broadline Retail 237,804 —
—
Total Corporate Bonds (Cost $765,615) ........................................
451,441
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 89.3%
Brazil 6.1%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/27 .................. 630,000 BRL 131,053
10%, 1/01/31 .................. 2,176,000 BRL 442,515
10%, 1/01/33 .................. 212,000 BRL 42,749
f
F, 10%, 1/01/29 ................ 1,362,000 BRL 279,006
895,323
Chile 5.8%
Chile Bonos Tesoreria Pesos ,
e
144A, Reg S, 4.7%, 9/01/30 ....... 630,000,000 CLP 761,543
2.5%, 3/01/25 ................. 80,000,000 CLP 93,244
854,787
Colombia 11.2%
Colombia Government Bond, Senior
Bond, 9.85%, 6/28/27 ............ 13,000,000 COP 3,001
Colombia Titulos de Tesoreria ,
B, 6.25%, 11/26/25 .............. 6,000,000 COP 1,328
B, 7.5%, 8/26/26 ............... 1,369,800,000 COP 307,470
B, 6%, 4/28/28 ................. 428,400,000 COP 87,819
B, 7.75%, 9/18/30 .............. 1,267,800,000 COP 269,707
B, 7%, 3/26/31 ................. 4,001,400,000 COP 806,862
B, 7%, 6/30/32 ................. 107,000,000 COP 20,983
B, 13.25%, 2/09/33 ............. 216,000,000 COP 60,601
B, 7.25%, 10/18/34 ............. 213,000,000 COP 41,101
B, 6.25%, 7/09/36 .............. 64,000,000 COP 11,079

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Colombia (continued)
Colombia Titulos de Tesoreria,
(continued)
B, 9.25%, 5/28/42 .............. 166,000,000 COP $ 35,537
1,645,488
Czech Republic 3.3%
Czech Republic Government Bond,
1.75%, 6/23/32 ................ 13,100,000 CZK 490,085
Dominican Republic 2.3%
e
Dominican Republic Government Bond,
Senior Bond, 144A, 5.875%, 1/30/60 441,000 342,851
Ecuador 4.5%
e
Ecuador Government Bond ,
Senior Bond, 144A, 2.5%, 7/31/35 .. 1,199,500 419,260
Senior Bond, 144A, 1.5%, 7/31/40 .. 534,000 166,875
Senior Note, 144A, 5.5%, 7/31/30 .. 146,000 70,931
657,066
Egypt 2.0%
e
Egypt Government Bond, Senior Note,
144A, 5.25%, 10/06/25 ........... 390,000 297,866
Ghana 1.3%
d
Ghana Government Bond ,
PIK, 8.35%, 2/16/27 ............. 781,048 GHS 36,453
PIK, 8.5%, 2/15/28 .............. 781,048 GHS 31,865
PIK, 8.65%, 2/13/29 ............. 732,475 GHS 26,846
PIK, 8.8%, 2/12/30 .............. 732,475 GHS 24,480
PIK, 8.95%, 2/11/31 ............. 726,645 GHS 22,532
PIK, 9.1%, 2/10/32 .............. 726,645 GHS 21,254
PIK, 9.25%, 2/08/33 ............. 726,645 GHS 20,495
PIK, 9.4%, 2/07/34 .............. 46,638 GHS 1,268
PIK, 9.55%, 2/06/35 ............. 46,638 GHS 1,235
PIK, 9.7%, 2/05/36 .............. 46,638 GHS 1,211
PIK, 9.85%, 2/03/37 ............. 46,638 GHS 1,195
PIK, 10%, 2/02/38 .............. 46,638 GHS 1,184
190,018
Indonesia 8.5%
Indonesia Government Bond ,
FR68, 8.375%, 3/15/34 .......... 4,776,000,000 IDR 365,226
FR87, 6.5%, 2/15/31 ............ 792,000,000 IDR 53,046
FR91, 6.375%, 4/15/32 .......... 867,000,000 IDR 57,837
FR95, 6.375%, 8/15/28 .......... 4,200,000,000 IDR 284,562
FR96, 7%, 2/15/33 .............. 6,920,000,000 IDR 483,628
1,244,299
Malaysia 4.3%
Malaysia Government Bond ,
3.899%, 11/16/27 ............... 1,940,000 MYR 419,871
4.498%, 4/15/30 ................ 910,000 MYR 203,858
623,729

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Mexico 5.1%
Mexican Bonos Desarr Fixed Rate, M,
7.5%, 5/26/33 ................. 13,930,000 MXN $ 749,728
Oman 1.9%
e
Oman Government Bond, Senior Bond,
144A, 7%, 1/25/51 .............. 275,000 272,950
Romania 2.5%
e
Romania Government Bond ,
144A, 1.75%, 7/13/30 ............ 50,000 EUR 41,716
144A, 2.75%, 4/14/41 ............ 80,000 EUR 53,753
144A, 2.875%, 4/13/42 ........... 400,000 EUR 269,238
364,707
Serbia 2.5%
Serbia Treasury Bonds, 4.5%, 8/20/32 . 44,700,000 RSD 370,704
Seychelles 1.4%
e
Seychelles International Bond, Senior
Bond, Reg S, 8%, 1/01/26 ........ 210,000 212,096
Singapore 4.2%
Singapore Government Bond, 2.625%,
8/01/32 ...................... 864,000 SGD 617,488
South Korea 4.3%
Korea Treasury Bonds ,
0.875%, 12/10/23 ............... 370,000,000 KRW 277,632
1.875%, 6/10/26 ................ 96,500,000 KRW 69,598
3.25%, 3/10/28 ................ 373,700,000 KRW 278,432
625,662
Supranational 9.1%
g
European Bank for Reconstruction &
Development ,
Senior Note, 0.84%, 6/26/24 ...... 250,000,000 HUF 661,924
Senior Note, 4.95%, 1/22/26 ...... 57,400,000 INR 666,968
1,328,892
Thailand 4.2%
Thailand Government Bond ,
0.75%, 9/17/24 ................ 380,000 THB 10,585
1%, 6/17/27 ................... 250,000 THB 6,741
Senior Note, 0.66%, 11/22/23 ...... 20,140,000 THB 567,403
Senior Note, 2.35%, 6/17/26 ...... 90,000 THB 2,561
Senior Note, 2.65%, 6/17/28 ...... 1,230,000 THB 35,359
622,649
Uruguay 4.8%
h
Uruguay Government Bond, Index
Linked, Senior Bond, 3.875%, 7/02/40 24,750,642 UYU 701,559
Total Foreign Government and Agency Securities (Cost $13,906,323) ..............
13,107,947

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a a a a a a
Escrows and Litigation Trusts 0.0%
a,b
K2016470219 South Africa Ltd., Escrow
Account ...................... 12,498 $ —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $14,686,936) ................................
13,559,388
Short Term Investments 5.2%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 5.2%
United States 5.2%
i,j
Institutional Fiduciary Trust - Money
Market Portfolio, 4.699% ......... 762,648 762,648
Total Money Market Funds (Cost $762,648) .....................................
762,648
a a a a a
Total Short Term Investments (Cost $762,648 ) ..................................
762,648
a a a
Total Investments (Cost $15,449,584) 97.6% ....................................
$14,322,036
Other Assets, less Liabilities 2.4% .............................................
357,521
Net Assets 100.0% ...........................................................
$14,679,557
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
b
Non-income producing.
c
See Note 9 regarding restricted securities.
d
Income may be received in additional securities and/or cash.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2023, the aggregate value of these securities was $2,909,079, representing 19.8% of net assets.
f
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
g
A supranational organization is an entity formed by two or more central governments through international treaties.
h
Principal amount of security is adjusted for inflation. See Note 1(g).
i
See Note 3(f) regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At June 30, 2023, the Fund had the following forward exchange contracts outstanding. See Note 1(d).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... MSCO Buy 3,700,000 726,894 7/05/23 $ 45,799 $ —
Brazilian Real ...... MSCO Sell 3,700,000 771,315 7/05/23 — (1,377)
Indian Rupee ...... HSBK Buy 32,799,900 396,719 7/10/23 2,928 —
Indian Rupee ...... HSBK Sell 32,799,900 399,609 7/10/23 — (37)
Indian Rupee ...... JPHQ Buy 12,453,500 148,722 7/11/23 3,010 —
Chilean Peso ...... GSCO Buy 194,152,806 194,335 7/26/23 47,025 —
Chilean Peso ...... GSCO Sell 194,152,806 240,318 7/26/23 — (1,042)
Thai Baht ......... HSBK Buy 19,700,000 578,537 8/07/23 — (19,203)
Uruguayan Peso .... CITI Buy 2,800,000 71,120 8/08/23 2,667 —
Malaysian Ringgit ... GSCO Buy 1,220,000 278,285 8/21/23 — (14,901)
Brazilian Real ...... MSCO Buy 3,700,000 762,729 9/05/23 6,909 —
Indian Rupee ...... CITI Buy 12,814,700 155,001 9/20/23 727 —
Indian Rupee ...... JPHQ Buy 971,100 11,718 9/20/23 83 —
Singapore Dollar .... CITI Buy 600,000 455,309 9/20/23 — (10,318)
Indian Rupee ...... HSBK Buy 32,799,900 398,541 10/05/23 — (107)
Columbian Peso .... GSCO Buy 370,000,000 72,809 10/12/23 13,749 —
Columbian Peso .... MSCO Buy 3,036,000,000 652,721 10/12/23 57,530 —
Columbian Peso .... MSCO Sell 915,000,000 213,835 10/12/23 — (223)
Total Forward Exchange Contracts ................................................... $180,427 $(47,208)
Net unrealized appreciation (depreciation) ............................................ $133,219
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note  10  regarding other derivative information.
See Abbreviations on page 91 .

Templeton Income Trust
Financial Statements
Statements of Assets and Liabilities
June 30, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $4,808,350,212 $458,707,711 $26,177,094 $14,686,936
Cost - Non-controlled affiliates (Note 3f) ..... 339,886,568 28,769,816 7,538,915 762,648
Value - Unaffiliated issuers ............... $4,600,733,480 $369,047,386 $24,988,718 $13,559,388
Value - Non-controlled affiliates (Note 3f) ..... 339,886,568 28,769,816 7,538,915 762,648
Cash ................................. 1,352 225 — 406
Restricted cash for OTC derivative contracts (Note
1 e ) ................................... 5,850,000 1,440,000 260,000 —
Foreign currency, at value (cost $2,951,704,
$504,731, $13,707 and $20,915, respectively) .. 2,951,695 502,050 13,710 20,838
Receivables:
Investment securities sold ................ 489,308,585 3,124,402 97,126 48,696
Capital shares sold ..................... 2,074,516 79,601 5,196 92
Interest .............................. 73,581,057 8,492,937 420,284 273,661
Foreign tax refund ...................... — 5,546 — —
Affiliates ............................. — — — 55,068
Deposits with brokers for:
OTC derivative contracts ............... 55,178,040 2,600,000 — —
Centrally cleared swap contracts ......... 12,090,444 224,507 — —
Variation margin on centrally cleared swap
contracts ............................ 576,944 10,516 — —
Due from broker ....................... — — 16,581 —
Unrealized appreciation on OTC forward exchange
contracts .............................. 22,134,302 2,596,894 201,089 180,427
Total assets ....................... 5,604,366,983 416,893,880 33,541,619 14,901,224
Liabilities:
Payables:
Investment securities purchased ........... 280,931,481 3,124,721 97,159 49,083
Capital shares redeemed ................ 6,526,445 594,692 106,560 1,057
Management fees ...................... 2,117,983 219,159 96,004 —
Distribution fees ....................... 569,686 48,052 3,051 2,566
Transfer agent fees ..................... 3,248,455 269,376 8,302 6,319
Professional fees ...................... 182,119 54,127 25,546 90,897
Trustees' fees and expenses .............. 3 14,779 9 6
Deposits from brokers for:
OTC derivative contracts ............... 5,850,000 1,440,000 260,000 —
Funds advanced by custodian .............. — — 16,581 —
Unrealized depreciation on OTC forward exchange
contracts .............................. 66,249,413 3,802,183 294,928 47,208
Deferred tax ............................ 1,920,702 — 6,255 2,801
Accrued expenses and other liabilities ........ 1,706,618 177,821 66,495 21,730
Total liabilities ...................... 369,302,905 9,744,910 980,890 221,667
Net assets, at value .............. $5,235,064,078 $407,148,970 $32,560,729 $14,679,557
Net assets consist of:
Paid-in capital .......................... $8,656,662,315 $1,149,023,292 $60,425,262 $20,307,979
Total distributable earnings (losses) .......... (3,421,598,237) (741,874,322) (27,864,533) (5,628,422)
Net assets, at value .............. $5,235,064,078 $407,148,970 $32,560,729 $14,679,557

Templeton Income Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Class A:
Net assets, at value .................... $2,261,147,041 $180,950,579 $12,770,934 $10,603,123
Shares outstanding ..................... 295,061,273 25,805,455 1,787,691 2,091,001
Net asset value per share
a
............... $7.66 $7.01 $7.14 $5.07
Maximum offering price per share (net asset
value per share ÷ 96.25%) ............... $7.96 $7.28 $7.42 $5.27
Class C:
Net assets, at value .................... $98,603,557 $16,232,978 $730,419 $734,174
Shares outstanding ..................... 12,801,465 2,317,514 101,950 144,959
Net asset value and maximum offering price per
share
a
............................... $7.70 $7.00 $7.16 $5.06
Class R:
Net assets, at value .................... $103,866,681 $2,837,819 $51,130 $12,294
Shares outstanding ..................... 13,553,022 404,414 7,159 2,422
Net asset value and maximum offering price per
share ............................... $7.66 $7.02 $7.14 $5.08
Class R6:
Net assets, at value .................... $683,484,185 $48,509,859 $5,213,402 $671,771
Shares outstanding ..................... 89,720,213 6,917,498 731,850 132,416
Net asset value and maximum offering price per
share ............................... $7.62 $7.01 $7.12 $5.07
Advisor Class:
Net assets, at value .................... $2,087,962,614 $158,617,735 $13,794,844 $2,658,195
Shares outstanding ..................... 273,915,300 22,571,618 1,929,145 521,466
Net asset value and maximum offering price per
share ............................... $7.62 $7.03 $7.15 $5.10
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Income Trust
Financial Statements
Statements of Operations
for the six months ended June 30, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3f) .......... $6,554,704 $700,231 $207,877 $33,050
Interest: (net of foreign taxes of $1,920,546,
$133,464, $8,968 and $3,839, respectively)
Unaffiliated issuers ..................... 110,350,637 13,329,394 543,354 471,295
Total investment income ................ 116,905,341 14,029,625 751,231 504,345
Expenses:
Management fees (Note 3 a ) ................ 13,716,974 1,491,851 122,545 61,887
Distribution fees: (Note 3c )
    Class A ............................. 2,982,345 241,088 16,453 11,107
    Class C ............................. 367,365 57,220 2,501 2,317
    Class R ............................. 269,763 7,614 181 29
Transfer agent fees: (Note 3e )
    Class A ............................. 2,218,820 194,251 (15,862) 8,866
    Class C ............................. 105,539 17,770 (927) 592
    Class R ............................. 100,289 3,069 (86) 9
    Class R6 ............................ 167,052 14,526 2,615 744
    Advisor Class ......................... 2,048,217 183,883 (18,560) 2,093
Custodian fees (Note 4 ) ................... 631,058 (64,146) 3,782 4,091
Reports to shareholders fees ............... 371,640 24,699 5,570 2,639
Registration and filing fees ................. 107,330 42,710 44,485 72,081
Professional fees ........................ 201,997 67,673 49,246 97,973
Trustees' fees and expenses ............... 387,867 28,003 4,160 2,654
Pricing fees ............................ 32,385 19,418 12,544 6,641
Other ................................. 161,353 15,534 7,686 3,664
Total expenses ...................... 23,869,994 2,345,163 236,333 277,387
Expense reductions (Note 4 ) ............ — (356,179) (4,455) —
Expenses waived/paid by affiliates (Note 3 f
and 3 g ) ........................... (603,383) (63,865) (147,554) (199,235)
Net expenses ...................... 23,266,611 1,925,119 84,324 78,152
Net investment income ............. 93,638,730 12,104,506 666,907 426,193

Templeton Income Trust
Financial Statements
Statements of Operations
(continued)
for the six months ended June 30, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $797,384,
$1,192, $– and $–, respectively)
Unaffiliated issuers ................... (649,696,240) (53,963,178) (2,576,471) (1,100,845)
Foreign currency transactions ............. 617,033 187,254 17,222 5,883
Forward exchange contracts .............. (9,454,813) (7,093,033) (279,114) 214,642
Swap contracts ........................ 71,027 3,550,819 — 23,747
Net realized gain (loss) ............... (658,462,993) (57,318,138) (2,838,363) (856,573)
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... 629,432,922 54,626,669 2,505,769 1,290,108
Translation of other assets and liabilities
denominated in foreign currencies ........ 1,600,043 268,736 25,501 (15,470)
Forward exchange contracts .............. (119,210,864) (2,325,592) (581,806) 52,189
Swap contracts ........................ (6,800,967) (4,384,361) — (35,688)
Change in deferred taxes on unrealized
appreciation .......................... (1,023,796) (70,857) (7,741) (2,801)
Net change in unrealized appreciation
(depreciation) ...................... 503,997,338 48,114,595 1,941,723 1,288,338
Net realized and unrealized gain (loss) ......... (154,465,655) (9,203,543) (896,640) 431,765
Net increase (decrease) in net assets resulting from
operations ............................... $(60,826,925) $2,900,963 $(229,733) $857,958

Templeton Income Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

Templeton Global Bond Fund Templeton Global Total Return Fund
Six Months Ended
June 30, 2023
(unaudited)
Year Ended
December 31, 2022
Six Months Ended
June 30, 2023
(unaudited)
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $93,638,730 $293,122,594 $12,104,506 $42,049,612
Net realized gain (loss) ............ (658,462,993) (1,967,602,397) (57,318,138) (294,906,606)
Net change in unrealized appreciation
(depreciation) ................. 503,997,338 1,183,141,234 48,114,595 141,523,451
Net increase (decrease) in n et
assets resulting from operations . (60,826,925) (491,338,569) 2,900,963 (111,333,543)
Distributions to shareholders:
Class A ........................ (41,366,999) — (5,261,903) —
Class C ........................ (1,689,380) — (439,501) —
Class R ........................ (1,735,864) — (78,294) —
Class R6 ....................... (13,535,010) — (1,434,009) —
Advisor Class ................... (41,123,026) — (5,128,256) —
Distributions to shareholders from tax
return of capital:
Class A ........................ — (147,267,709) — (16,262,470)
Class C ........................ — (7,671,642) — (1,806,903)
Class R ........................ — (5,631,820) — (245,918)
Class R6 ....................... — (42,914,162) — (6,897,572)
Advisor Class ................... — (147,389,545) — (21,714,210)
Total distributions to shareholders ..... (99,450,279) (350,874,878) (12,341,963) (46,927,073)
Capital share transactions: (Note 2 )
Class A ........................ (162,970,390) (623,315,941) (15,860,007) (46,269,330)
Class C ........................ (25,030,749) (76,635,190) (3,319,213) (14,249,190)
Class R ........................ (4,582,781) (12,137,917) (426,823) (709,770)
Class R6 ....................... 15,914,878 (160,249,495) 1,672,952 (97,843,454)
Advisor Class ................... (131,869,338) (1,008,034,785) (40,953,813) (146,903,363)
Total capital share transactions ....... (308,538,380) (1,880,373,328) (58,886,904) (305,975,107)
Net increase (decrease) in net
assets ..................... (468,815,584) (2,722,586,775) (68,327,904) (464,235,723)
Net assets:
Beginning of period ................ 5,703,879,662 8,426,466,437 475,476,874 939,712,597
End of period ..................... $5,235,064,078 $5,703,879,662 $407,148,970 $475,476,874

Templeton Income Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

Templeton International Bond Fund
Templeton Sustainable Emerging Markets
Bond Fund
Six Months Ended
June 30, 2023
(unaudited)
Year Ended
December 31, 2022
Six Months Ended
June 30, 2023
(unaudited)
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $666,907 $1,669,888 $426,193 $810,679
Net realized gain (loss) ............ (2,838,363) (1,797,781) (856,573) (2,853,848)
Net change in unrealized appreciation
(depreciation) ................. 1,941,723 (2,854,203) 1,288,338 9,762
Net increase (decrease) in net
assets resulting from operations . (229,733) (2,982,096) 857,958 (2,033,407)
Distributions to shareholders:
Class A ........................ (232,582) — (308,464) —
Class C ........................ (11,903) — (19,697) —
Class R ........................ (1,197) — (333) —
Class R6 ....................... (109,904) — (19,444) —
Advisor Class ................... (287,695) — (82,087) —
Distributions to shareholders from tax
return of capital:
Class A ........................ — (703,947) — (736,000)
Class C ........................ — (45,520) — (48,465)
Class R ........................ — (4,981) — (602)
Class R6 ....................... — (351,614) — (41,315)
Advisor Class ................... — (1,014,639) — (135,661)
Total distributions to shareholders ..... (643,281) (2,120,701) (430,025) (962,043)
Capital share transactions: (Note 2 )
Class A ........................ (600,552) (1,741,270) (725,768) (1,556,222)
Class C ........................ (93,756) (393,821) (22,999) (411,760)
Class R ........................ (62,834) 21,898 1,460 518
Class R6 ....................... (447,273) (1,636,131) 53,321 59,884
Advisor Class ................... (2,352,058) (5,744,903) 941,365 (962,377)
Total capital share transactions ....... (3,556,473) (9,494,227) 247,379 (2,869,957)
Net increase (decrease) in net
assets ..................... (4,429,487) (14,597,024) 675,312 (5,865,407)
Net assets:
Beginning of period ................ 36,990,216 51,587,240 14,004,245 19,869,652
End of period ..................... $32,560,729 $36,990,216 $14,679,557 $14,004,245

Templeton Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Templeton Income Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of four
separate funds (Funds). The Funds follow the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
apply the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Funds offer five classes of shares: Class A, Class C, Class R, Class R6
and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Funds' significant accounting
policies .
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds' pricing services use
various techniques including industry standard option pricing models and proprietary discounted cash flow models to
determine the fair value of those instruments. The Funds' net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of

Templeton Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between
the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a Delayed Delivery Basis
Certain or all Funds purchase securities on a delayed
delivery basis, with payment and delivery scheduled for
a future date. These transactions are subject to market
fluctuations and are subject to the risk that the value at
delivery may be more or less than the trade date purchase
price. Although the Funds will generally purchase these
securities with the intention of holding the securities, they may sell the securities before the settlement date.
d. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives,
whenever possible, by entering into International Swaps
and Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Funds include failure
of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statements of Assets and Liabilities. Early termination by
the counterparty may result in an immediate payment by the
Funds of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Funds' investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
Certain or all Funds entered into OTC forward exchange
contracts primarily to manage and/or gain exposure to
certain foreign currencies. A forward exchange contract is
an agreement between the Fund and a counterparty to buy
or sell a foreign currency at a specific exchange rate on a
future date.
Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty
to exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time they are realized. At June 30, 2023, Templeton International Bond
Fund and Templeton Sustainable Emerging Markets Bond
Fund had no interest rate swap contracts.
See Note 10 regarding other derivative information.
e. Restricted Cash
At June 30, 2023, certain or all Funds held restricted cash in connection with investments in certain derivative securities.
Restricted cash is held in a segregated account with the
Fund’s custodian and/or counterparty broker and is reflected in the Statements of Assets and Liabilities.
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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f. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2023, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Funds. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statements of Operations.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:
Templeton Global Bond Fund
Templeton Global Total Return
Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended June 30, 2023
Shares sold
a
................................... 10,703,981 $83,549,793 1,616,205 $11,621,530
Shares issued in reinvestment of distributions .......... 4,941,530 38,773,836 664,071 4,732,748
Shares redeemed ............................... (36,373,249) (285,294,019) (4,517,479) (32,214,285)
Net increase (decrease) .......................... (20,727,738) $(162,970,390) (2,237,203) $(15,860,007)
Year ended December 31, 2022
Shares sold
a
................................... 21,914,143 $180,832,868 3,961,719 $30,610,842
Shares issued in reinvestment of distributions .......... 16,970,881 138,439,645 1,928,306 14,641,467
Shares redeemed ............................... (116,371,457) (942,588,454) (11,931,163) (91,521,639)
Net increase (decrease) .......................... (77,486,433) $(623,315,941) (6,041,138) $(46,269,330)
Class C
Class C Shares:
Six Months ended June 30, 2023
Shares sold ................................... 706,715 $5,509,824 174,292 $1,221,550
Shares issued in reinvestment of distributions .......... 208,984 1,649,789 58,350 415,592
Shares redeemed
a
.............................. (4,074,413) (32,190,362) (692,797) (4,956,355)
Net increase (decrease) .......................... (3,158,714) $(25,030,749) (460,155) $(3,319,213)
Year ended December 31, 2022
Shares sold ................................... 1,122,006 $9,231,363 455,140 $3,357,318
Shares issued in reinvestment of distributions .......... 910,902 7,501,548 229,588 1,756,003
Shares redeemed
a
.............................. (11,358,734) (93,368,101) (2,539,227) (19,362,511)
Net increase (decrease) .......................... (9,325,826) $(76,635,190) (1,854,499) $(14,249,190)
Class R
1. Organization and Significant Accounting Policies
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Templeton Global Bond Fund
Templeton Global Total Return
Fund
Shares Amount Shares Amount
Class R Shares:
Six Months ended June 30, 2023
Shares sold ................................... 1,122,561 $8,854,452 18,467 $130,892
Shares issued in reinvestment of distributions .......... 220,249 1,727,948 10,663 76,063
Shares redeemed ............................... (1,927,009) (15,165,181) (88,224) (633,778)
Net increase (decrease) .......................... (584,199) $(4,582,781) (59,094) $(426,823)
Year ended December 31, 2022
Shares sold ................................... 1,938,103 $15,936,832 57,905 $437,474
Shares issued in reinvestment of distributions .......... 687,678 5,603,555 31,532 239,283
Shares redeemed ............................... (4,039,305) (33,678,304) (175,234) (1,386,527)
Net increase (decrease) .......................... (1,413,524) $(12,137,917) (85,797) $(709,770)
Class R6
Class R6 Shares:
Six Months ended June 30, 2023
Shares sold ................................... 10,045,201 $78,720,300 594,218 $4,233,674
Shares issued in reinvestment of distributions .......... 1,512,615 11,791,549 199,626 1,421,642
Shares redeemed ............................... (9,545,330) (74,596,971) (557,437) (3,982,364)
Net increase (decrease) .......................... 2,012,486 $15,914,878 236,407 $1,672,952
Year ended December 31, 2022
Shares sold ................................... 15,219,413 $127,172,494 873,525 $6,670,920
Shares issued in reinvestment of distributions .......... 4,630,007 37,571,274 520,226 3,961,261
Shares redeemed ............................... (39,509,104) (324,993,263) (14,173,238) (108,475,635)
Net increase (decrease) .......................... (19,659,684) $(160,249,495) (12,779,487) $(97,843,454)
Advisor Class
Advisor Class Shares:
Six Months ended June 30, 2023
Shares sold ................................... 29,467,805 $232,961,177 2,322,783 $16,859,730
Shares issued in reinvestment of distributions .......... 4,852,387 37,874,647 639,978 4,573,539
Shares redeemed ............................... (51,317,465) (402,705,162) (8,753,811) (62,387,082)
Net increase (decrease) .......................... (16,997,273) $(131,869,338) (5,791,050) $(40,953,813)
Year ended December 31, 2022
Shares sold ................................... 76,607,293 $629,457,620 12,795,213 $99,705,549
Shares issued in reinvestment of distributions .......... 16,534,845 134,402,064 2,492,328 19,149,905
Shares redeemed ............................... (216,010,042) (1,771,894,469) (35,201,940) (265,758,817)
Net increase (decrease) .......................... (122,867,904) $(1,008,034,785) (19,914,399) $(146,903,363)
2. Shares of Beneficial Interest
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Templeton International Bond
Fund
Templeton Sustainable Emerging
Markets Bond Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended June 30, 2023
Shares sold
a
................................... 116,118 $839,909 100,652 $497,292
Shares issued in reinvestment of distributions .......... 30,866 224,325 37,728 186,243
Shares redeemed ............................... (229,185) (1,664,786) (284,296) (1,409,303)
Net increase (decrease) .......................... (82,201) $(600,552) (145,916) $(725,768)
Year ended December 31, 2022
Shares sold
a
................................... 259,283 $1,896,749 162,956 $880,102
Shares issued in reinvestment of distributions .......... 89,343 671,735 92,915 480,302
Shares redeemed ............................... (574,823) (4,309,754) (564,983) (2,916,626)
Net increase (decrease) .......................... (226,197) $(1,741,270) (309,112) $(1,556,222)
Class C
Class C Shares:
Six Months ended June 30, 2023
Shares sold ................................... 6,693 $48,365 21,938 $109,981
Shares issued in reinvestment of distributions .......... 1,625 11,842 3,902 19,234
Shares redeemed
a
.............................. (20,920) (153,963) (30,505) (152,214)
Net increase (decrease) .......................... (12,602) $(93,756) (4,665) $(22,999)
Year ended December 31, 2022
Shares sold ................................... 17,080 $129,477 10,790 $58,274
Shares issued in reinvestment of distributions .......... 5,714 43,171 8,681 44,852
Shares redeemed
a
.............................. (74,848) (566,469) (95,122) (514,886)
Net increase (decrease) .......................... (52,054) $(393,821) (75,651) $(411,760)
Class R
Class R Shares:
Six Months ended June 30, 2023
Shares sold ................................... 1,559 $11,284 1,325 $6,567
Shares issued in reinvestment of distributions .......... 163 1,190 39 193
Shares redeemed ............................... (10,592) (75,308) (1,073) (5,300)
Net increase (decrease) .......................... (8,870) $(62,834) 291 $1,460
Year ended December 31, 2022
Shares sold ................................... 3,071 $22,995 49 $253
Shares issued in reinvestment of distributions .......... 666 4,981 61 312
Shares redeemed ............................... (840) (6,078) (10) (47)
Net increase (decrease) .......................... 2,897 $21,898 100 $518
Class R6
2. Shares of Beneficial Interest
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Templeton International Bond
Fund
Templeton Sustainable Emerging
Markets Bond Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended June 30, 2023
Shares sold ................................... 61,732 $451,087 29,935 $150,775
Shares issued in reinvestment of distributions .......... 14,919 108,314 3,933 19,444
Shares redeemed ............................... (138,126) (1,006,674) (23,405) (116,898)
Net increase (decrease) .......................... (61,475) $(447,273) 10,463 $53,321
Year ended December 31, 2022
Shares sold ................................... 86,993 $661,357 67,514 $380,036
Shares issued in reinvestment of distributions .......... 45,859 344,932 8,015 41,315
Shares redeemed ............................... (348,089) (2,642,420) (67,336) (361,467)
Net increase (decrease) .......................... (215,237) $(1,636,131) 8,193 $59,884
Advisor Class
Advisor Class Shares:
Six Months ended June 30, 2023
Shares sold ................................... 321,037 $2,352,547 252,412 $1,298,558
Shares issued in reinvestment of distributions .......... 37,276 271,083 16,220 80,391
Shares redeemed ............................... (683,357) (4,975,688) (86,827) (437,584)
Net increase (decrease) .......................... (325,044) $(2,352,058) 181,805 $941,365
Year ended December 31, 2022
Shares sold ................................... 1,425,417 $11,004,379 48,153 $265,788
Shares issued in reinvestment of distributions .......... 127,093 958,925 25,237 131,733
Shares redeemed ............................... (2,326,444) (17,708,207) (257,410) (1,359,898)
Net increase (decrease) .......................... (773,934) $(5,744,903) (184,020) $(962,377)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Templeton Asset Management Ltd (Asset Management) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
a. Management Fees
Templeton Global Bond Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Templeton Global Total Return Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Templeton International Bond Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Templeton Sustainable Emerging Markets Bond Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2023, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
Annualized Fee Rate Net Assets
0.650% Up to and including $200 million
0.585% Over $200 million, up to and including $700 million
0.550% Over $700 million, up to and including $1.2 billion
0.525% Over $1.2 billion, up to and including $1.3 billion
0.475% Over $1.3 billion, up to and including $35 billion
0.470% Over $35 billion, up to and including $50 billion
0.465% Over $50 billion, up to and including $65 billion
0.460% Over $65 billion, up to and including $80 billion
0.455% In excess of $80 billion
Annualized Fee Rate Net Assets
0.700% Up to and including $200 million
0.650% Over $200 million, up to and including $1.3 billion
0.600% Over $1.3 billion, up to and including $2.5 billion
0.585% Over $2.5 billion, up to and including $5 billion
0.575% Over $5 billion, up to and including $10 billion
0.565% In excess of $10 billion
Annualized Fee Rate Net Assets
0.700% Up to and including $200 million
0.650% Over $200 million, up to and including $1.3 billion
0.600% In excess of $1.3 billion
Annualized Fee Rate Net Assets
0.850% Up to and including $500 million
0.800% Over $500 million, up to and including $1 billion
0.750% Over $1 billion
3. Transactions with Affiliates
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Under a subadvisory agreement, Asset Management, an affiliate of Advisers, provides subadvisory services to Templeton
Sustainable Emerging Markets Bond Fund. The subadvisory fee is paid by Advisers, based on the Fund's average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds’ average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plan, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
For Templeton International Bond Fund the Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Gross effective investment management fee rate ........ 0.499% 0.673% 0.700%
Templeton
Sustainable
Emerging
Markets Bond
Fund
Gross effective investment management fee rate ........ 0.850%
Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Class A ............................... 0.25% 0.25% 0.35% 0.25%
Class C ............................... 0.65% 0.65% 0.65% 0.65%
Class R ............................... 0.50% 0.50% 0.50% 0.50%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended June 30, 2023, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the period ended June 30, 2023, investments in affiliated management investment companies were as follows:
Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $8,419 $741 $149 $34
CDSC retained ........................... $8,899 $143 $1 $930
Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Transfer agent fees ........................ $1,443,737 $151,787 $17,473 $6,456
3. Transactions with Affiliates
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Templeton International Bond Fund so that the operating expenses (excluding interest expense, distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.74% and for Class R6 do not exceed 0.60% based on the average net assets of each class until April 30, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Templeton Sustainable Emerging Markets Bond Fund so that the operating expenses (excluding interest expense, distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.699% $ 428,932,984 $ 1,541,561,002 $ (1,630,607,418) $ — $ — $ 339,886,568 339,886,568 $ 6,554, 704
Total Affiliated Securities ... $428,932,984 $1,541,561,002 $(1,630,607,418) $— $— $339,886,568 $6,554,704
Templeton Global Total Return Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.699% $36,021,294 $172,676,313 $(179,927,791) $— $— $28,769,816 28,769,816 $700, 231
Total Affiliated Securities ... $36,021,294 $172,676,313 $(179,927,791) $— $— $28,769,816 $700,231
Templeton International Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.699% $10,620,409 $11,381,658 $(14,463,152) $— $— $7,538,915 7,538,915 $207,8 77
Total Affiliated Securities ... $10,620,409 $11,381,658 $(14,463,152) $— $— $7,538,915 $207,877
Templeton Sustainable Emerging Markets Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.699% $706,837 $4,213,586 $(4,157,775) $— $— $762,648 762,648 $33,0 50
Total Affiliated Securities ... $706,837 $4,213,586 $(4,157,775) $— $— $762,648 $33,050
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.89% based on the average net assets of each class until April 30, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2024.
h. Other Affiliated Transactions
At June 30, 2023, Advisers owned 27.2% of Templeton Sustainable Emerging Markets Bond Fund's outstanding shares.
4. Expense Offset Arrangement
Templeton Global Total Return Fund and Templeton International Bond Fund have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds'
custodian expenses. During the period ended June 30, 2023, the custodian fees were reduced as noted in the Statements of
Operations. Effective July 10, 2023, earned credits, if any, will be recognized as income.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2022, the capital loss carryforwards were as follows:
At June 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 60,632,352 $ 9,125,244 $ 4,710,165 $ 1,196,619
Long term ............................. 2,248,229,060 537,216,520 18,093,380 1,969,801
Total capital loss carryforwards ............ $2,308,861,412 $546,341,764 $22,803,545 $3,166,420
Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
a a a a a
Cost of investments ....................... $5,257,310,062 $533,174,374 $34,482,141 $15,947,983
Unrealized appreciation ..................... $91,989,941 $11,756,721 $568,128 $781,375
Unrealized depreciation ..................... (459,596,033) (148,445,468) (2,616,475) (2,274,103)
Net unrealized appreciation (depreciation) ....... $(367,606,092) $(136,688,747) $(2,048,347) $(1,492,728)
3. Transactions with Affiliates
(continued)
g. Waiver and Expense Reimbursements
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions, foreign capital gains tax, payments-in-kind, bond discounts and premiums and tax straddles.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2023, were as follows:
7. Credit Risk and Defaulted Securities
At June 30, 2023, certain or all Funds had a portion of their portfolio invested in high yield securities or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Templeton Global Total Return Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At June 30, 2023, the aggregate value of these securities was $4,332,883, representing 1.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of
Investments.
8. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
9. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Purchases .............................. $3,674,023,361 $195,251,857 $15,179,276 $8,035,726
Sales .................................. $3,788,078,627 $239,447,330 $14,422,265 $7,919,967
Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Credit risk ..................................... 8.4% 24.1% 8.2% 25.8%
5. Income Taxes
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
At June 30, 2023, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
10. Other Derivative Information
At June 30, 2023, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
Shares Issuer
Acquisition
Date Cost Value
Templeton Global Total Return Fund
434,200,485
a
K2016470219 South Africa Ltd., A ............... 2/22/11 - 2/01/17 $ 1,608,225 $ —
50,014,925
a
K2016470219 South Africa Ltd., B ............... 2/01/17 37,134 —
Total Restricted Securities (Value is —% of Net Assets) .............. $1,645,359 $—
Principal
Amount * /
Shares Issuer
Acquisition
Date Cost Value
Templeton Sustainable Emerging Markets Bond Fund
2,171,539
a
K2016470219 South Africa Ltd., A ............... 5/16/13 - 2/01/17 $ 14,538 $ —
619,903
a
K2016470219 South Africa Ltd., B ............... 2/01/17 460 —
464,580
Reventazon Finance Trust, Senior Secured Bond, 144A,
8%, 11/15/33 .............................. 12/18/13 464,580 451,441
Total Restricted Securities (Value is 3.1% of Net Assets) .............. $479,578 $451,441
*The principal amount is stated in U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $0 as of June 30, 2023.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Templeton Global Bond Fund
Interest rate contracts .......
Variation margin on centrally
cleared swap contracts
$ — Variation margin on centrally
cleared swap contracts
$ 6,800,967
a
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
22,134,302 Unrealized depreciation on OTC
forward exchange contracts
66,249,413
Total .................... $22,134,302 $73,050,380
Templeton Global Total Return Fund
Interest rate contracts .......
Variation margin on centrally
cleared swap contracts
— Variation margin on centrally
cleared swap contracts
126,286
a
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
2,596,894 Unrealized depreciation on OTC
forward exchange contracts
3,802,183
Total .................... $2,596,894 $3,928,469
9. Restricted Securities
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Templeton International Bond Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 201,089 Unrealized depreciation on OTC
forward exchange contracts
$ 294,928
Total .................... $201,089 $294,928
Templeton Sustainable Emerging Markets Bond Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
180,427 Unrealized depreciation on OTC
forward exchange contracts
47,208
Total .................... $180,427 $47,208
a
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedules of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
10. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
For the period ended June 30, 2023, the effect of derivative contracts in the Statements of Operations was as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Templeton Global Bond Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Swap contracts $71,027 Swap contracts $(6,800,967)
Foreign exchange contracts .....
Forward exchange contracts (9,454,813) Forward exchange contracts (119,210,864)
Total ....................... $(9,383,786) $(126,011,831)
Templeton Global Total Return Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Swap contracts 3,550,819 Swap contracts (4,384,361)
Foreign exchange contracts .....
Forward exchange contracts (7,093,033) Forward exchange contracts (2,325,592)
Total ....................... $(3,542,214) $(6,709,953)
Templeton International Bond Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts (279,114) Forward exchange contracts (581,806)
Total ....................... $(279,114) $(581,806)
Templeton Sustainable Emerging Markets Bond Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Swap contracts 23,747 Swap contracts (35,688)
Foreign exchange contracts .....
Forward exchange contracts 214,642 Forward exchange contracts 52,189
Total ....................... $238,389 $16,501
10. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
For the period ended June 30, 2023, the average month end notional amount of swap contracts and the average month end contract value for forward exchange contracts, were as follows:
At June 30, 2023, the Funds' OTC derivative assets and liabilities are as follows:
Templeton
Global Bond
Fund
Templeton Global
Total Return Fund
Templeton
International Bond
Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Swap Contracts .......................................................... $75,702,857
$23,943,429 $—
$322,857
Forward exchange contracts ...................................... 3,706,194,614
368,017,625 25,695,821
6,602,748
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Templeton Global Bond Fund
Derivatives
Forward exchange contracts ............................. $ 22,134,302 $ 66,249,413
Total ............................................. $22,134,302 $66,249,413
Templeton Global Total Return Fund
Forward exchange contracts ............................. 2,596,894 3,802,183
Total ............................................. $2,596,894 $3,802,183
Templeton International Bond Fund
Forward exchange contracts ............................. 201,089 294,928
Total ............................................. $201,089 $294,928
Templeton Sustainable Emerging Markets Bond Fund
Forward exchange contracts ............................. 180,427 47,208
Total ............................................. $180,427 $47,208
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.
10. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
At June 30, 2023, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
Cash
Collateral
Received
a
Net Amount
(Not less
than zero)
Templeton Global Bond Fund
Counterparty
BNDP ................... $— $— $— $— $—
BOFA .................... 82,169 (82,169) — — —
CITI ..................... 5,336,874 (5,336,874) — — —
DBAB ................... 12,050 (12,050) — — —
GSCO ................... 7,259,536 (1,187,227) — (5,850,000) 222,309
HSBK ................... 228,442 (228,442) — — —
JPHQ ................... 1,687,088 (1,687,088) — — —
MSCO ................... 7,528,143 (7,528,143) — — —
Total ................... $22,134,302 $(16,061,993) $ — $(5,850,000) $222,309
Templeton Global Total Return Fund
Counterparty
BNDP ................... — — — — —
BOFA .................... — — — — —
CITI ..................... 60,724 — — — 60,724
DBAB ................... 80,477 (80,477) — — —
GSCO ................... 1,304,563 — — (1,304,563) —
HSBK ................... 83,032 (3,510) — — 79,522
JPHQ ................... 88,303 (88,303) — — —
MSCO ................... 979,795 (979,795) — — —
Total ................... $2,596,894 $(1,152,085) $ — $(1,304,563) $140,246
2
10. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
Cash
Collateral
Received
a
Net Amount
(Not less
than zero)
Templeton International Bond Fund
Counterparty
BNDP ................... $— $— $— $— $—
BOFA .................... 53,248 (53,248) — — —
CITI ..................... 15,887 (15,887) — — —
DBAB ................... 1,776 (1,776) — — —
GSCO ................... 116,388 (34,399) — (81,989) —
HSBK ................... — — — — —
JPHQ ................... 13,790 (10,964) — — 2,826
Total ................... $201,089 $(116,274) $ — $(81,989) $2,826
Templeton Sustainable Emerging Markets Bond Fund
Counterparty
CITI ..................... 3,394 (3,394) — — —
GSCO ................... 60,774 (15,943) — — 44,831
HSBK ................... 2,928 (2,928) — — —
JPHQ ................... 3,093 — — — 3,093
MSCO ................... 110,238 (1,600) — — 108,638
Total ................... $180,427 $(23,865) $ — $— $156,562
2
10. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
At June 30, 2023, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
a
Net Amount
(Not less
than zero)
Templeton Global Bond Fund
Counterparty
BNDP ................... $11,590,228 $— $— $(11,590,228) $—
BOFA .................... 10,691,451 (82,169) — (10,609,282) —
CITI ..................... 7,141,107 (5,336,874) — (1,804,233) —
DBAB ................... 9,110,132 (12,050) — (9,098,082) —
GSCO ................... 1,187,227 (1,187,227) — — —
HSBK ................... 10,263,621 (228,442) — (10,035,179) —
JPHQ ................... 2,797,819 (1,687,088) — (1,110,731) —
MSCO ................... 13,467,828 (7,528,143) — (5,939,685) —
Total ................... $66,249,413 $(16,061,993) $— $(50,187,420) $—
Templeton Global Total Return Fund
Counterparty
BNDP ................... 449,707 — — (260,000) 189,707
BOFA .................... 546,761 — — (530,000) 16,761
CITI ..................... — — — — —
DBAB ................... 749,191 (80,477) — (668,714) —
GSCO ................... — — — — —
HSBK ................... 3,510 (3,510) — — —
JPHQ ................... 162,892 (88,303) — — 74,589
MSCO ................... 1,890,122 (979,795) — (910,327) —
Total ................... $3,802,183 $(1,152,085) $— $(2,369,041) $281,057
10. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
See Note 1(d) regarding derivative financial instruments.
See Abbreviations on page 91 .
11. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended June 30, 2023, the
Funds did not use the Global Credit Facility.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Templeton International Bond Fund
Counterparty
BNDP ................... $30,269 $— $— $— $30,269
BOFA .................... 92,594 (53,248) — — 39,346
CITI ..................... 34,534 (15,887) — — 18,647
DBAB ................... 59,414 (1,776) — — 57,638
GSCO ................... 34,399 (34,399) — — —
HSBK ................... 32,754 — — — 32,754
JPHQ ................... 10,964 (10,964) — — —
Total ................... $294,928 $(116,274) $— $— $178,654
Templeton Sustainable Emerging Markets Bond Fund
Counterparty
CITI ..................... 10,318 (3,394) — — 6,924
GSCO ................... 15,943 (15,943) — — —
HSBK ................... 19,347 (2,928) — — 16,419
JPHQ ................... — — — — —
MSCO ................... 1,600 (1,600) — — —
Total ................... $47,208 $(23,865) $— $— $23,343
a
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
10. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
12. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2023, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Global Bond Fund
Assets:
Investments in Securities:
a
Foreign Government and Agency Securities .... $ — $ 3,743,805,995 $ — $ 3,743,805,995
U.S. Government and Agency Securities ....... — 514,513,239 — 514,513,239
Short Term Investments ................... 339,886,568 342,414,246 — 682,300,814
Total Investments in Securities ........... $339,886,568 $4,600,733,480 $— $4,940,620,048
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 22,134,302 $ — $ 22,134,302
Total Other Financial Instruments ......... $— $22,134,302 $— $22,134,302
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 66,249,413 $ — $ 66,249,413
Swap contracts .......................... — 6,800,96 7 — 6,800,96 7
Total Other Financial Instruments ......... $— $73,050,380 $— $73,050,380
Templeton Global Total Return Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... — — —
b
—
Corporate Bonds ........................ — — —
b
—
Foreign Government and Agency Securities .... — 343,314,245 — 343,314,245
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 28,769,816 25,733,141 — 54,502,957
Total Investments in Securities ........... $28,769,816 $369,047,386 $— $397,817,202
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 2,596,894 $ — $ 2,596,894
Total Other Financial Instruments ......... $— $2,596,894 $— $2,596,894
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 3,802,183 $ — $ 3,802,183
Swap contracts .......................... — 126,286 — 126,286
Total Other Financial Instruments ......... $— $3,928,469 $— $3,928,469
Templeton International Bond Fund
Assets:
Investments in Securities:
a
Foreign Government and Agency Securities .... — 21,000,844 — 21,000,844

Templeton Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Level 1 Level 2 Level 3 Total
Templeton International Bond Fund (continued)
Assets: (continued)
Investments in Securities:
a
Short Term Investments ................... $ 7,538,915 $ 3,987,874 $ — $ 11,526,789
Total Investments in Securities ........... $7,538,915 $24,988,718 $— $32,527,633
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 201,089 $ — $ 201,089
Total Other Financial Instruments ......... $— $201,089 $— $201,089
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 294,928 $ — $ 294,928
Total Other Financial Instruments ......... $— $294,928 $— $294,928
Templeton Sustainable Emerging Markets Bond Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... — — —
b
—
Corporate Bonds ........................ — — 451,441
b
451,441
Foreign Government and Agency Securities .... — 13,107,947 — 13,107,947
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 762,648 — — 762,648
Total Investments in Securities ........... $762,648 $13,107,947 $451,441 $14,322,036
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 180,427 $ — $ 180,427
Total Other Financial Instruments ......... $— $180,427 $— $180,427
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 47,208 $ — $ 47,208
Total Other Financial Instruments ......... $— $47,208 $— $47,208
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
12. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At June 30, 2023, the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of June 30, 2023, are as follows:
Balance at
Beginning of
Period Purchases Sales
a
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Sustainable Emerging Markets Bond Fund
Assets:
Investments in Securities:
Common Stocks :
South Africa .. $ —
b
$ — $ — $ — $ — $ — $ — $ — $ —
b
$ —
Corporate Bonds :
Costa Rica ... 450,492 — (13,321) — — — — 14,270 451,441 13,506
South Africa .. —
b
— — — — — — — —
b
—
Escrows and
Litigation Trusts —
b
— — — — — — — —
b
—
Total Investments in
Securities ....... $450,492 $— $(13,321) $— $— $— $— $14,270 $451,441 $13,506
a
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
b
Includes financial instruments determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Templeton Sustainable
Emerging Markets Bond
Fund
Assets:
Investments in Securities:
Corporate Bonds:
Costa Rica
..........
$451,441 Discounted cash flow Discount rate
(
b
)
8.7% Decrease
All Other
............
—
c
Total
...............
$451,441
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
The discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS spread, and an incremental issuer credit spread combined to arrive at an 8% yield on issue date for an 8% coupon bond issued at par. The incremental issuer spread is further adjusted to reflect the current market spread for similar credits above the Costa
Rican credit spread.
c
Includes financial instruments determined to have no value.
12. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
13. Subsequent Events
The Fund s ha ve evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America Corp.
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Cu r rency
AUD
Australian Dollar
BRL
Brazilian Real
CLP
Chilean Peso
COP
Colombian Peso
CZK
Czech Koruna
EUR
Euro
GHS
Ghanaian Cedi
HUF
Hungarian Forint
IDR
Indonesian Rupiah
INR
Indian Rupee
JPY
Japanese Yen
KRW
South Korean Won
MXN
Mexican Peso
MYR
Malaysian Ringgit
NOK
Norwegian Krone
RSD
Serbian Dinar
SGD
Singapore Dollar
THB
Thai Baht
UYU
Uruguayan Peso
Selected Portfolio
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate

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BOARD APPROVAL OF INVESTMENT
MANAGEMENT AGREEMENTS
TEMPLETON INCOME TRUST
Templeton Global Bond Fund
Templeton International Bond Fund
Templeton Global Total Return Fund
Templeton Sustainable Emerging Markets Bond Fund
(each a Fund)
March 27, 2023 15(c) Meeting
At a meeting held on March 27, 2023 (March Meeting),
the Board of Trustees (Board) of Templeton Income Trust
(Trust), including a majority of the trustees who are not
“interested persons” as defined in the Investment Company
Act of 1940 (Independent Trustees), reviewed and approved
the continuance of the investment management agreement
between Franklin Advisers, Inc. (FAI) and the Trust, on
behalf of each Fund, and the investment sub-advisory
agreement between FAI and Templeton Asset Management
Ltd. (Sub-Adviser), an affiliate of FAI, on behalf of the
Templeton Sustainable Emerging Markets Bond Fund (each
a Management Agreement) for the period May 1, 2023
through June 30, 2023 (Stub Period). The Independent
Trustees noted that each Fund’s annual contract review
was historically held at the February Board meeting and
that management proposed to move the contract review
to the May Board meeting. The Independent Trustees
further noted management’s explanation that, to effect this
change, the Board needed to consider the renewal of each
Management Agreement prior to its current April 30, 2023
expiration date. The Independent Trustees also noted that
management would ask them to consider the continuation
of the Management Agreements again at the May Board
meeting for the 12-month period beginning July 1, 2023.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreements for the Stub Period. FAI and the Sub-Adviser
are each referred to herein as a Manager.
In considering the continuation of each Management
Agreement, the Board reviewed and considered information
provided by each Manager at the March Meeting and
throughout the year at meetings of the Board and its
committees. The Board also reviewed and considered
information provided in response to a detailed set of requests for information submitted to the Managers by Independent
Trustee counsel on behalf of the Independent Trustees
in connection with the annual contract renewal process.
In addition, prior to the March Meeting, the Independent
Trustees held a virtual contract renewal meeting at which the
Independent Trustees first conferred amongst themselves
and Independent Trustee counsel about contract renewal
matters; and met with management to request additional
information that the Independent Trustees reviewed and
considered prior to and at the March Meeting. The Board
reviewed and considered all of the factors it deemed
relevant in approving the continuance of each Management
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each Manager; (ii)
the investment performance of each Fund; (iii) the costs of
the services provided and profits realized by each Manager
and its affiliates from the relationship with each Fund;
(iv) the extent to which economies of scale are realized
as each Fund grows; and (v) whether fee levels reflect
these economies of scale for the benefit of Fund investors
(Factors).
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of each
Management Agreement are fair and reasonable and that
the continuance of each Management Agreement is in the
best interests of the applicable Fund and its shareholders.
While attention was given to all information furnished, the
following discusses some primary factors relevant to the
Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by each Manager and its affiliates to the
Funds and their shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of each Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for each Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by each Manager and its affiliates; and management fees
charged by each Manager and its affiliates to US funds
and other accounts, including management’s explanation
of differences among accounts where relevant. The Board
also reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Funds to financial

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intermediaries, as well as a memorandum relating to third-
party servicing arrangements. The Board acknowledged
management’s continued development of strategies
to address areas of heightened concern in the mutual
fund industry, including various regulatory initiatives and
continuing geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Managers’
parent, and its commitment to the mutual fund business
as evidenced by its reassessment of the fund offerings in
response to the market environment and project initiatives
and capital investments relating to the services provided to the Funds by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results
of each Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for each Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board further reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of each Fund’s performance results is below.
Templeton Global Bond Fund - The Performance Universe
for the Fund included the Fund and all retail and institutional international income funds. The Board noted that the Fund’s
annualized income return for the one-, five- and 10-year
periods was above the median of its Performance Universe
and for the three-year period was slightly below the median
of its Performance Universe. The Board also noted that
the Fund’s annualized total return for the one-, three- and
10-year periods was above the median of its Performance
Universe and for the five-year period was equal to the
median of its Performance Universe. The Board further
noted management’s view regarding the income-related
attributes of the Fund (e.g., a fund’s investment objective)
as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers
on an income return basis was appropriate given these
attributes. The Board concluded that the Fund’s performance
was satisfactory.
Templeton International Bond Fund - The Performance
Universe for the Fund included the Fund and all retail
and institutional international income funds. The Board
noted that the Fund’s annualized income return for the
one-, five- and 10-year periods was above the median of
its Performance Universe, but for the three-year period
was below the median of its Performance Universe. The
Board further noted that the Fund’s annualized total return
for the three-, five- and 10-year periods was below the
median of its Performance Universe, but for the one-year
period was above the median and in the first quintile (best)
of its Performance Universe. The Board further noted
management’s view regarding the income-related attributes
of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an
income return basis was appropriate given these attributes.
The Board concluded that the Fund’s performance was
satisfactory.
Templeton Global Total Return Fund - The Performance
Universe for the Fund included the Fund and all retail and
institutional international income funds. The Board noted
that the Fund’s annualized income return for the one-,
three-, five- and 10-year periods was above the median of
its Performance Universe. The Board also noted that the
Fund’s annualized total return for the three- and five-year
periods was below the median of its Performance Universe,
but for the one- and 10-year periods was above the median
of its Performance Universe. The Board further noted
management’s view regarding the income-related attributes
of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an
income return basis was appropriate given these attributes.
The Board concluded that the Fund’s performance was
satisfactory.
Templeton Sustainable Emerging Markets Bond Fund - The
Performance Universe for the Fund included the Fund and
all retail and institutional emerging markets local currency debt funds. The Fund commenced operations on April
1, 2013, and thus has been in operation for less than 10
years. The Board noted that the Fund’s annualized income
return for the one-year period was above the median of
its Performance Universe, but for the three- and five-year

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periods was below the median of its Performance Universe.
The Board also noted that the Fund’s annualized total
return for the one-year period was equal to the median
of its Performance Universe, but for the three- and five-
year periods was below the median and in the fifth quintile
(worst) of its Performance Universe. The Board further noted
management’s view regarding the income-related attributes
of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The
Board also noted the Fund’s low standard deviation relative
to the Fund’s Performance Universe for the one-year period.
The Board concluded that the Fund’s performance was
acceptable and that its Management Agreement should be
continued for the Stub Period, while management’s efforts to improve Fund performance continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
each Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of each Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
as the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and
the actual total expense ratio, for comparative consistency, was shown for Class A shares for each Fund and for each
other fund in each Expense Group. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in an Expense Group.
Templeton Global Bond Fund and Templeton International
Bond Fund - The Expense Group for the Templeton Global
Bond Fund included the Fund and six other international
income funds. The Expense Group for the Templeton
International Bond Fund included the Fund and six other
international income funds. The Board noted that the
Management Rate and actual total expense ratio for each
Fund were below the medians and in the first quintile (least expensive) of its Expense Group. The Board also noted
that the Templeton International Bond Fund’s actual total
expense ratio reflected a fee waiver from management. After
consideration of the above, the Board concluded that the
Management Rate charged to each Fund is reasonable.
Templeton Global Total Return Fund - The Expense Group
for the Fund included the Fund and six other international
income funds. The Board noted that the Management
Rate was below the median and in the first quintile (least
expensive) of its Expense Group, but the actual total
expense ratio for the Fund was above the median and in
the fifth quintile (most expensive) of its Expense Group. The
Board discussed with management the Fund’s operating
expenses that contributed to the above median actual total
expense ratio. After consideration of the above, the Board
concluded that the Management Rate charged to the Fund is
reasonable.
Templeton Sustainable Emerging Markets Bond Fund - The
Expense Group for the Fund included the Fund and seven
other emerging markets local currency debt funds. The
Board noted that the Management Rate for the Fund was
above the median and in the fifth quintile (most expensive)
of its Expense Group, but its actual total expense ratio was below the median and in the first quintile (least expensive)
of its Expense Group. The Board further noted that the
Fund’s actual total expense ratio reflected a fee waiver from management. After consideration of the above, the Board
concluded that the Management Rate charged to the Fund is
reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by each Manager and its affiliates in
connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that
addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management
and other services to each of the individual funds during
the 12-month period ended September 30, 2022, being the
most recent fiscal year-end for FRI. The Board noted that
although management continually makes refinements to its
methodologies used in calculating profitability in response
to organizational and product-related changes, the overall

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methodology has remained consistent with that used in the
Funds’ profitability report presentations from prior years.
The Board also noted that PricewaterhouseCoopers LLP,
auditor to FRI and certain FT funds, has been engaged by
the Manager to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with
respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type
of mutual fund operations conducted by each Manager
and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by each Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided to
the Funds, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which each
Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent
and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which
each Manager may realize economies of scale, if any,
as each Fund grows larger and whether each Fund’s
management fee structure reflects any economies of scale
for the benefit of shareholders. With respect to possible
economies of scale, the Board noted the existence of
management fee breakpoints, which operate generally to
share any economies of scale with a Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Managers’ view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across
the FT family of funds as a whole. The Board noted that
the Templeton International Bond Fund and the Templeton
Sustainable Emerging Markets Bond Fund are not of a
sufficient size to likely be able to realize economies of scale and that the Templeton Global Bond Fund and the Templeton
Global Total Return Fund had experienced a decrease in
assets and would not be expected to demonstrate additional
economies of scale in the near term, but concluded that
to the extent economies of scale may be realized by each
Manager and its affiliates, each Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for the
Stub Period.
May 24, 2023 15(c) Meeting
At a meeting held on May 24, 2023 (May Meeting), the
Board reviewed and approved each Management Agreement
for an additional twelve-month period beginning July 1,
2023. The Board noted its review and consideration of the
information it received in connection with both the March
Meeting and the May Meeting. In particular, the Board
reviewed and considered information provided in response
to a follow-up set of requests for information submitted to
the Managers by Independent Trustee counsel on behalf
of the Independent Trustees, which included information
on Fund performance for the one-, three- and five-year
periods ended March 31, 2023 and the other Factors. The
Board determined that the conclusions it made at the March
Meeting had not changed. Based on its review, consideration
and evaluation of all factors it believed relevant, including the above-described Factors and conclusions, the Board
unanimously approved the continuation of the Management
Agreements for an additional twelve-month period beginning
July 1, 2023.
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures

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that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.

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Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

TINT S 08/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other
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Semiannual Report
Templeton Income Trust
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.       N/A

Item 5. Audit Committee
of Listed Registrants.
N/A

Item 6. Schedule of Investments.
N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.         N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSRS, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                                               N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON INCOME TRUST

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  August 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  August 28, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  August 28, 2023